                            PROSPECTUS - MAY 1, 2002
--------------------------------------------------------------------------------

CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Insurance Company of America (formerly known as Aetna Insurance Company of America) (the Company). They are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

THE FUNDS

ING VP Ascent Portfolio (Class R Shares)(1)         ING OpCap Balanced Value Portfolio (Service
ING VP Balanced Portfolio, Inc. (Class R Shares)(1) Class)(1)
ING VP Bond Portfolio (Class R Shares)(1)           ING PIMCO Total Return Portfolio (Service Class)
ING VP Crossroads Portfolio (Class R Shares)(1)     ING Salomon Brothers Capital Portfolio (Service
ING VP Growth Portfolio (Class R Shares)(1)         Class)(1)
ING VP Growth and Income Portfolio (Class R         ING Salomon Brothers Investors Value Portfolio
Shares)(1)                                          (Service Class)(1)
ING VP Index Plus LargeCap Portfolio (Class R       ING Scudder International Growth Portfolio (Initial
Shares)(1)                                          Class)(1)
ING VP Index Plus MidCap Portfolio (Class R         ING T. Rowe Price Growth Equity Portfolio (Initial
Shares)(1)                                          Class)(1)
ING VP Index Plus SmallCap Portfolio (Class R       ING UBS Tactical Asset Allocation Portfolio
Shares)(1)                                          (Service Class)(1)
ING VP International Equity Portfolio (Class R      ING Van Kampen Comstock Portfolio (Service Class)
Shares)(1)                                          AIM V.I. Capital Appreciation Fund (Series I)
ING VP Legacy Portfolio (Class R Shares)(1)         AIM V.I. Core Equity Fund (Series I)(1)
ING VP Money Market Portfolio (Class R Shares)(1)   AIM V.I. Growth Fund (Series I)
ING VP Small Company Portfolio (Class R Shares)(1)  AIM V.I. Premier Equity Fund (Series I)(1)
ING VP Technology Portfolio (Class R Shares)(1)     Calvert Social Balanced Portfolio
ING VP Value Opportunity Portfolio (Class R         Fidelity-Registered Trademark- VIP
Shares)(1)                                          Contrafund-Registered Trademark- Portfolio (Initial
ING VP Growth Opportunities Portfolio (Class R      Class)
Shares)(1)                                          Fidelity-Registered Trademark- VIP Equity-Income
ING VP International Value Portfolio (Class R       Portfolio (Initial Class)
Shares)(1)                                          Fidelity-Registered Trademark- VIP Growth Portfolio
ING VP MagnaCap Opportunities Portfolio (Class R    (Initial Class)
Shares)(1)                                          Fidelity-Registered Trademark- VIP Overseas
ING VP MidCap Opportunities Portfolio (Class R      Portfolio (Initial Class)
Shares)(1)                                          Franklin Small Cap Value Securities Fund (Class 2
ING VP SmallCap Opportunities Portfolio (Class R    Shares)(1)
Shares)(1)                                          Janus Aspen Aggressive Growth Portfolio
ING Alger Aggressive Growth Portfolio (Service      (Institutional Shares)
Class)(1)                                           Janus Aspen Balanced Portfolio (Institutional
ING Alger Growth Portfolio (Service Class)(1)       Shares)
ING American Century Small Cap Value Portfolio      Janus Aspen Flexible Income Portfolio
(Service Class)                                     (Institutional Shares)
ING Baron Small Cap Growth Portfolio (Service       Janus Aspen Growth Portfolio (Institutional Shares)
Class)                                              Janus Aspen Worldwide Growth Portfolio
ING DSI Enhanced Index Portfolio (Service Class)(1) (Institutional Shares)
ING Goldman Sachs-Registered Trademark- Capital     Lord Abbett Growth and Income Portfolio (Class VC
Growth Portfolio (Service Class)(1)(2)              Shares)
ING JPMorgan Mid Cap Value Portfolio (Service       Lord Abbett Mid-Cap Value Portfolio (Class VC
Class)                                              Shares)
ING MFS Capital Opportunities Portfolio (Initial    Oppenheimer Global Securities Fund/VA
Class)(1)                                           Oppenheimer Strategic Bond Fund/VA
ING MFS Emerging Equities Portfolio (Initial        Pioneer Equity Income VCT Portfolio (Class I
Class)(1)                                           Shares)
ING MFS Global Growth Portfolio (Service Class)     Pioneer Fund VCT Portfolio (Class I Shares)
ING MFS Research Portfolio (Initial Class)(1)       Pioneer Mid Cap Value VCT Portfolio (Class I
                                                    Shares)

------------------------------
(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 42 for a complete list of former and current fund names.
(2) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FIXED INTEREST OPTION. Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2002, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW:..............................      4
  Who's Who
  The Contract and Your Retirement Plan
  Contract Rights
  Contract Facts
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Contract Phases: Accumulation Phase, Income
  Phase...........................................      5
FEE TABLE.........................................      6
CONDENSED FINANCIAL INFORMATION...................     11
INVESTMENT OPTIONS................................     11
TRANSFERS.........................................     13
CONTRACT PURCHASE AND PARTICIPATION...............     14
CONTRACT OWNERSHIP AND RIGHTS.....................     16
RIGHT TO CANCEL...................................     16
FEES..............................................     17
YOUR ACCOUNT VALUE................................     19
WITHDRAWALS.......................................     21
LOANS.............................................     22
SYSTEMATIC DISTRIBUTION OPTIONS...................     23
DEATH BENEFIT.....................................     24
THE INCOME PHASE..................................     25
TAXATION..........................................     28
OTHER TOPICS......................................     33
The Company - Variable Annuity Account I - Performance
Reporting - Voting Rights - Contract Distribution -
Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership;
Assignment - Account Termination - Intent to Confirm
Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     38
APPENDIX I - FIXED PLUS ACCOUNT...................     39
APPENDIX II - EMPLOYEE APPOINTMENT OF EMPLOYER AS
AGENT UNDER AN ANNUITY CONTRACT...................     41
APPENDIX III - FUND DESCRIPTIONS..................     42
APPENDIX IV - CONDENSED FINANCIAL INFORMATION.....     57

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call the Service Center:
ING
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in good order.
Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

YOU (THE PARTICIPANT): The individual who participates in the contract through a retirement plan.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer or a trust.

CONTRACT HOLDER: The person to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY): ING Insurance Company of America. We issue the contract.

SERVICE CENTER: The location to which all inquiries, transactions and requests should be addressed. The address is: ING, Annuity Services, 151 Farmington Avenue, Hartford, CT 06156-1277.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

                                CONTRACT RIGHTS
-------------------------------------------------------------------

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit and The Income Phase."

WITHDRAWALS: During the accumulation phase, you may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, you may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See "Withdrawals," "Taxation," and "The Income Phase."

SYSTEMATIC DISTRIBUTION OPTIONS: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

TAXATION: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Insurance Company of America with your completed enrollment materials.
  According to the plan, we set
up one or more accounts for you.
We may set up account(s) for
employer contributions and/or
for contributions from your
salary.

STEP 2: The contract
holder, or you if permitted                             [GRAPH]
by your plan, directs us to
invest your account dollars in
any of the following:
(a)  Fixed Interest Option, or
(b)  Variable Investment
     Options. (The variable
     investment options are the
     subaccounts of Variable
     Annuity Account I. Each one
     invests in a specific
    mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

[SIDE NOTE]
IN THIS SECTION:
-- Fees Deducted From the Subaccounts
-- Fees Deducted by the Funds
-- Examples of Fee Deductions
SEE "FEES" FOR:
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees; and
-- Premium and Other Taxes.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
[END SIDE NOTE]

II. THE INCOME PHASE The contract offers several payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; and

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the accumulation phase). The fees shown below do not include premium taxes that may be applicable. During the income phase, a maximum mortality and expense charge of 1.25% and a maximum administrative expense charge of 0.25% may be charged. See "The Income Phase" for further discussion of fees that may apply after you begin receiving payments under the contract.

FEES DEDUCTED FROM THE SUBACCOUNTS ON AN ANNUAL BASIS

(As a percentage of average account value)

MORTALITY AND EXPENSE RISK CHARGE.................  1.00%(1)
ADMINISTRATIVE EXPENSE CHARGE.....................  0.00% - 0.25%(2)
                                                    ----------------
TOTAL SEPARATE ACCOUNT EXPENSES...................  1.00% - 1.25%
                                                    ================

------------------------

1 This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees-- Mortality and Expense Risk Charge."
2 We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See "Fees--Administrative Expense Charge."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the Fees section of this prospectus and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2001.


                               FUND EXPENSE TABLE(1)       TOTAL     FEES AND   TOTAL NET
                           MANAGEMENT                       FUND     EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER     ANNUAL   WAIVED OR    ANNUAL
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES  REIMBURSED  EXPENSES
---------                  ----------  -------  --------  --------  ----------  ---------
ING VP Ascent Portfolio
  (Class R Shares)(2)          0.60%      --      0.14%     0.74%         --       0.74%
ING VP Balanced
  Portfolio, Inc.
  (Class R Shares)(2)          0.50%      --      0.09%     0.59%         --       0.59%
ING VP Bond
  Portfolio(Class R
  Shares)(2)                   0.40%      --      0.10%     0.50%         --       0.50%
ING VP Crossroads
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.14%     0.74%       0.04%      0.70%
ING VP Growth Portfolio
  (Class R Shares)(2)          0.60%      --      0.10%     0.70%         --       0.70%
ING VP Growth and Income
  Portfolio (Class R
  Shares)(2)                   0.50%      --      0.09%     0.59%         --       0.59%
ING VP Index Plus
  LargeCap Portfolio
  (Class R Shares)(2)          0.35%      --      0.10%     0.45%         --       0.45%
ING VP Index Plus MidCap
  Portfolio (Class R
  Shares)(2)                   0.40%      --      0.15%     0.55%         --       0.55%
ING VP Index Plus
  SmallCap Portfolio
  (Class R Shares)(2)          0.40%      --      0.31%     0.71%       0.11%      0.60%
ING VP International
  Equity Portfolio
  (Class R Shares)(2)          0.85%      --      0.41%     1.26%       0.11%      1.15%
ING VP Legacy Portfolio
  (Class R Shares)(2)          0.60%      --      0.16%     0.76%       0.11%      0.65%
ING VP Money Market
  Portfolio (Class R
  Shares)(2)                   0.25%      --      0.09%     0.34%         --       0.34%
ING VP Small Company
  Portfolio (Class R
  Shares)(2)                   0.75%      --      0.11%     0.86%         --       0.86%
ING VP Technology
  Portfolio (Class R
  Shares)(2)                   0.95%      --      0.16%     1.11%         --       1.11%
ING VP Value Opportunity
  Portfolio (Class R
  Shares)(2)                   0.60%      --      0.11%     0.71%         --       0.71%
ING VP Growth
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      1.07%     1.82%       0.92%      0.90%
ING VP International
  Value Portfolio
  (Class R Shares)(3)          1.00%      --      0.53%     1.53%       0.53%      1.00%
ING VP MagnaCap
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      1.47%     2.22%       1.38%      0.90%
ING VP MidCap
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      1.91%     2.66%       1.76%      0.90%
ING VP SmallCap
  Opportunities Portfolio
  (Class R Shares)(3)          0.75%      --      0.40%     1.15%       0.25%      0.90%
ING Alger Aggressive
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%     1.30%         --       1.30%
ING Alger Growth
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%     1.25%         --       1.25%
ING American Century
  Small Cap Value
  Portfolio (Service
  Class)(4)                    1.00%      --      0.65%     1.65%         --       1.65%
ING Baron Small Cap
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.65%     1.50%         --       1.50%
ING DSI Enhanced Index
  Portfolio (Service
  Class)(4)                    0.60%      --      0.45%     1.05%         --       1.05%
ING Goldman
  Sachs-Registered
  Trademark- Capital
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%     1.30%         --       1.30%
ING JPMorgan Mid Cap
  Value Portfolio
  (Service Class)(4)           0.75%      --      0.60%     1.35%         --       1.35%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      --      0.25%     0.90%         --       0.90%
ING MFS Emerging Equities
  Portfolio (Initial
  Class)                       0.68%      --      0.13%     0.81%         --       0.81%
ING MFS Global Growth
  Portfolio (Service
  Class)(4)                    0.60%      --      0.85%     1.45%         --       1.45%
ING MFS Research
  Portfolio (Initial
  Class)                       0.70%      --      0.15%     0.85%         --       0.85%
ING OpCap Balanced Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%     1.25%         --       1.25%
ING PIMCO Total Return
  Portfolio (Service
  Class)(4)                    0.50%      --      0.60%     1.10%         --       1.10%
ING Salomon Brothers
  Capital Portfolio
  (Service Class)(4)           0.90%      --      0.45%     1.35%         --       1.35%
ING Salomon Brothers
  Investors Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%     1.25%         --       1.25%
ING Scudder International
  Growth Portfolio
  (Initial Class)              0.80%      --      0.20%     1.00%         --       1.00%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      --      0.15%     0.75%         --       0.75%
ING UBS Tactical Asset
  Allocation Portfolio
  (Service Class)(4)           0.90%      --      0.45%     1.35%         --       1.35%
ING Van Kampen Comstock
  Portfolio (Service
  Class)(4)                    0.60%      --      0.60%     1.20%         --       1.20%
AIM V.I. Capital
  Appreciation Fund
  (Series I Shares)(5)         0.61%      --      0.24%     0.85%         --       0.85%
AIM V.I. Core Equity Fund
  (Series I Shares)(5)         0.61%      --      0.21%     0.82%         --       0.82%
AIM V.I. Growth Fund
  (Series I Shares)(5)         0.62%      --      0.26%     0.88%         --       0.88%
AIM V.I. Premier Equity
  Fund (Series I
  Shares)(5)                   0.60%      --      0.25%     0.85%         --       0.85%

                                                           TOTAL     FEES AND   TOTAL NET
                           MANAGEMENT                       FUND     EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER     ANNUAL   WAIVED OR    ANNUAL
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES  REIMBURSED  EXPENSES
---------                  ----------  -------  --------  --------  ----------  ---------
Calvert Social Balanced
  Portfolio(6)                 0.70%      --      0.18%     0.88%         --       0.88%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)(7)           0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)(7)           0.48%      --      0.10%     0.58%         --       0.58%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)(7)                    0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)(7)                    0.73%      --      0.19%     0.92%         --       0.92%
Franklin Small Cap Value
  Securities Fund
  (Class 2 Shares)(8)          0.60%    0.25%     0.20%     1.05%         --       1.05%
Janus Aspen Aggressive
  Growth Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.02%     0.67%         --       0.67%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Flexible
  Income Portfolio
  (Institutional
  Shares)(8)                   0.64%      --      0.03%     0.67%         --       0.67%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(9)                   0.65%      --      0.04%     0.69%         --       0.69%
Lord Abbett Growth and
  Income Portfolio
  (Class VC Shares)(10)        0.50%      --      0.47%     0.97%         --       0.97%
Lord Abbett Mid-Cap Value
  Portfolio (Class VC
  Shares)(11)                  0.75%      --      0.35%     1.10%         --       1.10%
Oppenheimer Global
  Securities Fund/VA           0.64%      --      0.06%     0.70%         --       0.70%
Oppenheimer Strategic
  Bond Fund/VA(12)             0.74%      --      0.05%     0.79%         --       0.79%
Pioneer Equity Income VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.10%     0.75%         --       0.75%
Pioneer Fund VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.09%     0.74%         --       0.74%
Pioneer Mid Cap Value VCT
  Portfolio (Class I
  Shares)                      0.65%      --      0.14%     0.79%         --       0.79%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.
(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.
(3) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.
(4) Other Expenses shown in the above table are based on estimated amounts for the current fiscal year and include a Shareholder Services fee of 0.25%.
(5) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.
(6) "Management (Advisory) Fees" include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" listed above reflect an indirect fee of 0.01% resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. A voluntary reduction of fees paid indirectly is not reflected in the above table. If this voluntary reduction was reflected, the amounts shown under "Other Expenses" and "Total Net Fund Annual Expenses" would be 0.17% and 0.87%, respectively.
(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to make a reduction of 0.03% to its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" do not reflect this voluntary reduction of fees. If this reduction was reflected, the amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" would be 0.57% and 1.02%, respectively.
(9) All expenses are shown without the effect of any expense offset arrangements.
(10) The Lord Abbett Growth and Income Portfolio has entered into an arrangement with its custodian pursuant to which any daily uninvested cash balances among the Portfolio's assets are used to reduce the Portfolio's custody fees. For the fiscal year ended December 31, 2001, this reduction was less than 0.01% of the Portfolio's average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.
(11) The information in the chart above has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord, Abbett & Co. (Lord Abbett), the Portfolio's investment adviser, voluntarily waived a portion of its management fees of 0.75% of average daily net assets and voluntarily reimbursed a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. For the year 2001, "Fees and Expenses Waived or Reimbursed" for the Portfolio were 0.21%, and absent any waivers and reimbursements the "Total Fund Annual Expenses" for the Portfolio would have been 1.20%. For the year 2002, Lord Abbett does not intend to waive its management fees for the Portfolio but has contractually agreed to continue to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.
(12) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

HYPOTHETICAL EXAMPLE
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, a mortality and expense risk charge of 1.00% on an annual basis and the maximum administrative expense charge of 0.25% on an annual basis. The total fund annual expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown

 --  These examples are purely hypothetical.
 --  They should not be considered a representation      WHETHER OR NOT YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE OR IF YOU SELECT
     of past or future fees or expected returns.         AN INCOME PHASE PAYMENT OPTION AT THE END OF THE PERIODS SHOWN, YOU
 --  Actual fees and/or returns may be more or less      WOULD PAY THE FOLLOWING FEES:
     than those shown in these examples.

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
ING VP Ascent Portfolio
  (Class R Shares)               $20      $62     $107      $232
ING VP Balanced
  Portfolio, Inc. (Class R
  Shares)                        $19      $58     $100      $216
ING VP Bond Portfolio
  (Class R Shares)               $18      $55     $ 95      $206
ING VP Crossroads Portfolio
  (Class R Shares)               $20      $61     $105      $227
ING VP Growth Portfolio
  (Class R Shares)               $20      $61     $105      $227
ING VP Growth and Income
  Portfolio (Class R Shares)     $19      $58     $100      $216
ING VP Index Plus LargeCap
  Portfolio (Class R Shares)     $17      $54     $ 92      $201
ING VP Index Plus MidCap
  Portfolio (Class R Shares)     $18      $57     $ 97      $212
ING VP Index Plus SmallCap
  Portfolio (Class R Shares)     $19      $58     $100      $217
ING VP International Equity
  Portfolio (Class R Shares)     $24      $75     $128      $274
ING VP Legacy Portfolio
  (Class R Shares)               $19      $60     $103      $222
ING VP Money Market Portfolio
  (Class R Shares)               $16      $50     $ 87      $189
ING VP Small Company Portfolio
  (Class R Shares)               $21      $66     $113      $244
ING VP Technology Portfolio
  (Class R Shares)               $24      $74     $126      $270
ING VP Value Opportunity
  Portfolio (Class R Shares)     $20      $62     $106      $229
ING VP Growth Opportunities
  Portfolio (Class R Shares)     $22      $67     $115      $248
ING VP International Value
  Portfolio (Class R Shares)     $23      $70     $120      $258
ING VP MagnaCap Portfolio
  (Class R Shares)               $22      $67     $115      $248
ING VP MidCap Opportunities
  Portfolio (Class R Shares)     $22      $67     $115      $248
ING VP SmallCap Opportunities
  Portfolio (Class R Shares)     $22      $67     $115      $248
ING Alger Aggressive Growth
  Portfolio (Service Class)      $26      $79     $136      $289
ING Alger Growth Portfolio
  (Service Class)                $25      $78     $133      $284
ING American Century Small Cap
  Value Portfolio (Service
  Class)                         $29      $90     $153      $322
ING Baron Small Cap Growth
  Portfolio (Service Class)      $28      $85     $145      $308
ING DSI Enhanced Index
  Portfolio (Service Class)      $23      $72     $123      $264
ING Goldman Sachs-Registered
  Trademark- Capital Growth
  Portfolio (Service Class)      $26      $79     $136      $289
ING JPMorgan Mid Cap Value
  Portfolio (Service Class)      $26      $81     $138      $293
ING MFS Capital Opportunities
  Portfolio (Initial Class)      $22      $67     $115      $248
ING MFS Emerging Equities
  Portfolio (Initial Class)      $21      $65     $111      $239
ING MFS Global Growth
  Portfolio (Service Class)      $27      $84     $143      $303
ING MFS Research Portfolio
  (Initial Class)                $21      $66     $113      $243
ING OpCap Balanced Value
  Portfolio (Service Class)      $25      $78     $133      $284
ING PIMCO Total Return
  Portfolio (Service Class)      $24      $73     $126      $269
ING Salomon Brothers Capital
  Portfolio (Service Class)      $26      $81     $138      $293
ING Salomon Brothers Investors
  Value Portfolio (Service
  Class)                         $25      $78     $133      $284
ING Scudder International
  Growth Portfolio (Initial
  Class)                         $23      $70     $120      $258
ING T. Rowe Price Growth
  Equity Portfolio (Initial
  Class)                         $20      $63     $108      $233
ING UBS Tactical Asset
  Allocation Portfolio
  (Service Class)                $26      $81     $138      $293
ING Van Kampen Comstock
  Portfolio (Service Class)      $25      $76     $131      $279
AIM V.I. Capital Appreciation
  Fund (Series I Shares)         $21      $66     $113      $243
AIM V.I. Core Equity Fund
  (Series I Shares)              $21      $65     $111      $240
AIM V.I. Growth Fund
  (Series I Shares)              $22      $67     $114      $246
AIM V.I. Premier Equity Fund
  (Series I Shares)              $21      $66     $113      $243
Calvert Social Balanced
  Portfolio                      $22      $67     $114      $246
Fidelity-Registered Trademark-
  VIP Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)                $20      $61     $104      $225
Fidelity-Registered Trademark-
  VIP Equity-Income Portfolio
  (Initial Class)                $19      $58     $ 99      $215
Fidelity-Registered Trademark-
  VIP Growth Portfolio
  (Initial Class)                $20      $61     $104      $225
Fidelity-Registered Trademark-
  VIP Overseas Portfolio
  (Initial Class)                $22      $68     $116      $250
Franklin Small Cap Value
  Securities Fund (Class 2
  Shares)                        $23      $72     $123      $264
Janus Aspen Aggressive Growth
  Portfolio (Institutional
  Shares)                        $20      $60     $104      $224
Janus Aspen Balanced Portfolio
  (Institutional Shares)         $19      $60     $103      $223
Janus Aspen Flexible Income
  Portfolio (Institutional
  Shares)                        $20      $60     $104      $224
Janus Aspen Growth Portfolio
  (Institutional Shares)         $19      $60     $103      $223
Janus Aspen Worldwide Growth
  Portfolio (Institutional
  Shares)                        $20      $61     $105      $226
Lord Abbett Growth and Income
  Portfolio (Class VC Shares)    $23      $69     $119      $255
Lord Abbett Mid-Cap Value
  Portfolio (Class VC Shares)    $24      $73     $126      $269
Oppenheimer Global Securities
  Fund/VA                        $20      $61     $105      $227
Oppenheimer Strategic Bond
  Fund/VA                        $21      $64     $110      $237
Pioneer Equity Income VCT
  Portfolio (Class I Shares)     $20      $63     $108      $233
Pioneer Fund VCT Portfolio
  (Class I Shares)               $20      $62     $107      $232
Pioneer Mid Cap Value VCT
  Portfolio (Class I Shares)     $21      $64     $110      $237

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the Contract. The numbers show the year-end unit values in each subaccount from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview--Questions," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTION. For a description of the Fixed Plus Account, see Appendix I.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

LIMITS ON OPTION AVAILABILITY. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds", and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

POSSIBLE CONFLICTS OF INTEREST. It is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Service Center, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

1. Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
2. Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview-- Questions."

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b).

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.
2. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

-- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

-- Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) LONG-TERM INVESTMENT--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2) INVESTMENT RISK--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) FEATURES AND FEES--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4) EXCHANGES--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT?

-- Under all contracts, except those issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

-- If you participate in the contract through a voluntary 403(b) plan, you hold all rights under the contract.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Service Center. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]
TYPES OF FEES
There are certain types of fees or charges which you may incur under the contract:
-- Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fund Expenses
-- Premium and Other Taxes
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

-- The frequency, consistency and method of submitting payments and loan repayments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. If charged, this fee is deducted daily from the subaccounts. We will not deduct this from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company.

For the AIM Funds, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment advisor and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the Fixed Plus Account, including interest earnings to date; less

-- Any deductions from the Fixed Plus Account (e.g. withdrawals); plus

-- The current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

-- Divided by the total value of the subaccount's units at the preceding valuation;

-- Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

STEP 1: An investor contributes
$5,000.

STEP 2:

A. He directs us to invest $3,000 in
   Fund A. His dollars purchase 300
   accumulation units of Subaccount A
  ($3,000 divided by the current
  $10 AUV).
                                                                         [GRAPH]
B. He directs us to invest $2,000 in
   Fund B. His dollars purchase 80
   accumulation units of Subaccount B
   ($2,000 divided by the current $25
   AUV).

STEP 3: The separate account then
purchases shares of the applicable
funds at the current market value (net
asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

[SIDE NOTE]
DEDUCTIONS FOR TAXES
Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation." To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the New York Stock Exchange on that day. The value of subaccounts may vary day to day.

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-- Select the withdrawal amount.
   - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account.
   - Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited.
     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.

-- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-- Properly complete a disbursement form and submit it to the Service Center.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation date after we receive a request for withdrawal in good order at our Service Center; or

(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTMENT PRIVILEGE. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

-- Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship, of the following:
    (1) Salary reduction contributions made after December 31, 1988 and;
    (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).

-- The contract may require that the contract holder certify that you are eligible for the distribution.

LOANS
----------------------------------------------

AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

-- ECO--ESTATE CONSERVATION OPTION. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.
   Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS may be available from time to time.
   Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company's Service Center.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a systematic distribution option, you may revoke it at any time through a written request to our Service Center. Once revoked, an option may not be elected again, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase." [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

-- Under contracts issued in connection with most types of plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

-- Under contracts issued in connection with voluntary 403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.

3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment under an available income phase payment option (see "Income
   Phase--Payment Options"); and

-- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).

The account value may also remain invested in the contract, however, the Tax Code limits how long the death benefit proceeds may be left in this option.

DEATH BENEFIT CALCULATION. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Service Center; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE
----------------------------------------------

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable income phase payments;

-- Selection of an assumed net investment rate (only if variable income phase payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED INCOME PHASE PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE INCOME PHASE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

INCOME PHASE PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED

-- When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

-- We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Service Center.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

---------------------------------------------------------------------------------------
                         LIFETIME INCOME PHASE PAYMENT OPTIONS
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
Life Income                annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income--              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Guaranteed Payments        dies before we have made all the guaranteed payments, we
                           will pay the beneficiary a lump sum (unless otherwise
                           requested) equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (A)When you select this option you choose for 100%, 66 2/3%
Life Income--Two Lives     or 50% of the payment to continue to the surviving annuitant after the first death; or
                           (B)100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end after the death of
                           both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income--Two           CONTINUING PAYMENTS: 100% of the payment to continue to the
Lives--Guaranteed          surviving annuitant after the first death.
Payments                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                           annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless
                           otherwise requested) equal to the present value of the
                           remaining guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives.
Life Income--Cash          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
Refund Option (fixed       annuitant's death, we will pay a lump-sum payment equal to
payment only)              the amount originally applied to the payment option (less
                           any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           CONTINUING PAYMENT: 100% of the payment to continue after
Life Income--Two           the first death.
Lives--Cash Refund         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
Option (fixed payment      annuitants die, we will pay a lump- sum payment equal to the
only)                      amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------
                       NONLIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                           contract. For amounts held in the Fixed Plus Account during the accumulation phase, the income phase payment must be on a fixed basis. In certain cases a lump-sum payment may be
Nonlifetime--              requested at any time (see below).
Guaranteed Payments        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, any
                           remaining guaranteed payments will continue to the
                           beneficiary unless the beneficiary elects to receive the
                           present value of the remaining guaranteed payments in a lump sum.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Service Center.
CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5%
assumed net investment rate for variable payments).
---------------------------------------------------------------------------------------

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- Your Retirement Plan
-- Withdrawals and other
   Distributions
   - Taxation of Distributions
   - Taxation of Death Benefits
   - 10% Penalty Tax
   - Withholding for Federal Income Tax Liability
-- Minimum Distribution
   Requirements
-- Rules Specific to
   Certain Plans
   - 403(b) Plans
   - 401(a) Plans
-- Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a) or 403(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a) or 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this Taxation section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from 401(a) and 403(b) plans are taxed as received unless:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

-- You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:
(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor; or
(g)  The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   and

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

-- Under 403(b) plans, if the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFITS. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2001, your entire balance must be distributed to the designated beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

RULES SPECIFIC TO CERTAIN PLANS

403(b) PLANS

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

   - $12,000 in 2003;

   - $13,000 in 2004;

   - $14,000 in 2005;

   - $15,000 in 2006.

After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  $1,000 as adjusted under Code Section 414(v)(2)(B) and (C); or

(b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up may be available. For advice on using the contribution catch-up provisions, please consult with your tax advisor.

RESTRICTIONS ON DISTRIBUTIONS. Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-- Salary reduction contributions made after December 31, 1988;

-- Earnings on those contributions; and

-- Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue
Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(a) PLANS

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

(1) a plan participant as a means to provide benefit payments;

(2) an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

(3) to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section
415. This limit is generally the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida in 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                        5100 West Lemon Street
                        Suite 213
                        Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the "separate account") in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with IFA include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.                                ING Direct Funds Limited
BancWest Investment Services, Inc.                  ING DIRECT Securities, Inc.
Baring Investment Services, Inc.                    ING Funds Distributor, Inc.
Compulife Investor Services, Inc.                   ING Furman Selz Financial Services LLC
Directed Services, Inc.                             ING TT&S (U.S.) Securities, Inc.
Financial Network Investment Corporation            Locust Street Securities, Inc.
Financial Northeastern Securities, Inc.             Multi-Financial Securities Corporation
Granite Investment Services, Inc.                   PrimeVest Financial Services, Inc.
Guaranty Brokerage Services, Inc.                   Systematized Benefits Administrators, Inc.
IFG Network Securities, Inc.                        United Variable Services, Inc.
ING America Equities, Inc.                          VESTAX Securities Corporation
ING Barings Corp.                                   Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and, under group contracts, asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 5% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may be also reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account I

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Insurance Company of America

                                   APPENDIX I
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Service Center. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

-- One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

-- One-fourth of the remaining Fixed Plus Account value 12 months later;

-- One-third of the remaining Fixed Plus Account value 12 months later;

-- One-half of the remaining Fixed Plus Account value 12 months later; and

-- The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)  Due to your death during the accumulation phase; or
(b)  Due to the election of an income phase payment option; or
(c) When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

   -- The hardship is certified by the employer;

   -- The amount is paid directly to you; and

   -- The amount paid for all withdrawals due to hardship during the previous
      12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. Due to your separation from service with the employer, provided that all the following apply:

   -- The withdrawal is due to your separation from service with your employer;

   -- The employer certifies that you have separated from service;

   -- The amount withdrawn is paid directly to you; and

   -- The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If we terminate your account based on our right to do so for accounts below $3,500.

4. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Service Center. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

                                  APPENDIX II
                   EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
                           UNDER AN ANNUITY CONTRACT
            FOR PLANS UNDER SECTION 403(b) OR 401(a) OF THE TAX CODE
                    (EXCEPT VOLUNTARY SECTION 403(b) PLANS)
------------------------------------------------------------------

My employer has adopted a plan under Internal Revenue Tax Code Sections 403(b) or 401(a) ("Plan") and has purchased an ING Insurance Company of America ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

-- I own the value of my Employee Account subject to the restrictions of Sections 403(b) or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), I have ownership in the value of my Employer Account.

-- I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

-- My employer may permit me to make investment selections under the Employee
   Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

-- On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

-- In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  APPENDIX III
                               FUND DESCRIPTIONS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Generation Portfolios, Inc. -- ING VP Ascent    Aetna Generation Portfolios, Inc. -- Aetna Ascent
    Portfolio (Class R Shares)                        VP
  ING VP Balanced Portfolio (Class R Shares)          Aetna Balanced VP, Inc.
  ING VP Bond Portfolio (Class R Shares)              Aetna Income Shares d/b/a Aetna Bond VP
  ING Generation Portfolios, Inc. -- ING VP           Aetna Generation Portfolios, Inc. -- Aetna
    Crossroads Portfolio (Class R Shares)             Crossroads VP
  ING Variable Portfolios, Inc. -- ING VP Growth      Aetna Variable Portfolios, Inc. -- Aetna Growth VP
    Portfolio (Class R Shares)
  ING Variable Funds -- ING VP Growth and Income      Aetna Variable Fund d/b/a Aetna Growth and Income
    Portfolio (Class R Shares)                        VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    LargeCap Portfolio (Class R Shares)               Plus Large Cap VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    MidCap Portfolio (Class R Shares)                 Plus Mid Cap VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    SmallCap Portfolio (Class R Shares)               Plus Small Cap VP
  ING Variable Portfolios, Inc. -- ING VP             Aetna Variable Portfolios, Inc. -- Aetna
    International Equity Portfolio (Class R Shares)   International VP
  ING Generation Portfolios, Inc. -- ING VP Legacy    Aetna Generation Portfolios, Inc. -- Aetna Legacy
    Portfolio (Class R Shares)                        VP
  ING VP Money Market Portfolio (Class R Shares)      Aetna Variable Encore Fund d/b/a Aetna Money
                                                      Market VP
  ING Variable Portfolios, Inc. -- ING VP Small       Aetna Variable Portfolios, Inc. -- Aetna Small
    Company Portfolio (Class R Shares)                Company VP
  ING Variable Portfolios, Inc. -- ING VP Technology  Aetna Variable Portfolios, Inc. -- Aetna
    Portfolio (Class R Shares)                        Technology VP
  ING Variable Portfolios, Inc. -- ING VP Value       Aetna Variable Portfolios, Inc. -- Aetna Value
    Opportunity Portfolio (Class R Shares)            Opportunity VP
  ING Variable Products Trust -- ING VP Growth        Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)          Growth Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP               Pilgrim Variable Products Trust -- Pilgrim VP
    International Value Portfolio (Class R Shares)    International Value Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP MagnaCap      Pilgrim Variable Products Trust -- Pilgrim VP
    Portfolio (Class R Shares)                        MagnaCap Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP MidCap        Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)          MidCap Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP SmallCap      Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)          SmallCap Opportunities Portfolio (Class R Shares)
  ING Partners, Inc. -- ING Alger Aggressive Growth   Portfolio Partners, Inc. -- PPI Alger Aggressive
    Portfolio (Service Class)                         Growth Portfolio (Service Class)
  ING Partners, Inc. -- ING Alger Growth (Service     Portfolio Partners, Inc. -- PPI Alger Growth
    Class)                                            Portfolio (Service Class)
  ING Partners, Inc. -- ING DSI Enhanced Index        Portfolio Partners, Inc. -- PPI DSI Enhanced Index
    Portfolio (Service Class)                         Portfolio (Service Class)

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Partners, Inc. -- ING Goldman Sachs-Registered  Portfolio Partners, Inc. -- PPI Goldman
    Trademark- Capital Growth Portfolio* (Service     Sachs-Registered Trademark- Capital Growth
    Class)                                            Portfolio* (Service Class)
  ING Partners, Inc. -- ING MFS Capital               Portfolio Partners, Inc. (PPI) MFS Capital
    Opportunities Portfolio (Initial Class)           Opportunities Portfolio (Initial Class)
  ING Partners, Inc. -- ING MFS Emerging Equities     Portfolio Partners, Inc. (PPI) MFS Emerging
    Portfolio (Initial Class)                         Equities Portfolio (Initial Class)
  ING Partners, Inc. -- ING MFS Research Portfolio    Portfolio Partners, Inc. (PPI) MFS Research Growth
    (Initial Class)                                   Portfolio (Initial Class)
  ING Partners, Inc. -- ING OpCap Balanced Value      Portfolio Partners, Inc. -- PPI OpCap Balanced
    Portfolio (Service Class)                         Value Portfolio (Service Class)
  ING Partners, Inc. -- ING Salomon Brothers Capital  Portfolio Partners, Inc. -- PPI Salomon Brothers
    Portfolio (Service Class)                         Capital Portfolio (Service Class)
  ING Partners, Inc. -- ING Salomon Brothers          Portfolio Partners, Inc. -- PPI Salomon Brothers
    Investors Value Portfolio (Service Class)         Investors Value Portfolio (Service Class)
  ING Partners, Inc. -- ING Scudder International     Portfolio Partners, Inc. (PPI) Scudder
    Growth Portfolio (Initial Class)                  International Growth Portfolio (Initial Class)
  ING Partners, Inc. -- ING T. Rowe Price Growth      Portfolio Partners, Inc. (PPI) T. Rowe Price
    Equity Portfolio (Initial Class)                  Growth Equity Portfolio (Initial Class)
  ING Partners, Inc. -- ING UBS Tactical Asset        Portfolio Partners, Inc. -- PPI Brinson Tactical
    Allocation Portfolio (Service Class)              Asset Allocation Portfolio (Service Class)
  AIM Variable Insurance Funds -- AIM V.I. Core       AIM Variable Insurance Funds -- AIM V.I. Growth
    Equity Fund (Series I Shares)                     and Income Fund (Series I Shares)
  AIM Variable Insurance Funds -- AIM V.I. Premier    AIM Variable Insurance Funds -- AIM V.I. Value
    Equity Fund (Series I Shares)                     Fund (Series I Shares)
  Franklin Templeton Variable Insurance Products      Franklin Templeton Variable Insurance Products
    Trust -- Franklin Small Cap Value Securities      Trust -- Franklin Value Securities Fund (Class 2
    Fund (Class 2 Shares)                             Shares)

* Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT
OVERVIEW -- QUESTIONS," BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING GENERATION PORTFOLIOS, INC. -- ING VP ASCENT      ING Investments, LLC    Seeks to provide capital appreciation.
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      Managed for investors seeking capital
    Portfolios, Inc. -- Aetna Ascent VP)                Investment              appreciation who generally have an
    (CLASS R SHARES)                                    Management, Inc.        investment horizon exceeding 15 years
                                                        (Aeltus)                and who have a high level of risk
                                                                                tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                80% equities and 20% fixed-income under
                                                                                neutral market conditions.
  ING VP BALANCED PORTFOLIO, INC. (formerly Aetna       ING Investments, LLC    Seeks to maximize investment return,
    Balanced VP, Inc.)                                  Subadviser: Aeltus      consistent with reasonable safety of
    (CLASS R SHARES)                                    Investment              principal, by investing in a diversified
                                                        Management, Inc.        portfolio of one or more of the
                                                        (Aeltus)                following asset classes: stocks, bonds
                                                                                and cash equivalents, based on the
                                                                                judgment of the Fund's management of
                                                                                which of those sectors or mix thereof
                                                                                offers the best investment prospects.
                                                                                Typically, maintains approximately 60%
                                                                                of total assets in equities and
                                                                                approximately 40% of total assets in
                                                                                debt (including money market
                                                                                instruments).
  ING VP BOND PORTFOLIO (formerly Aetna Income Shares   ING Investments, LLC    Seeks to maximize total return as is
    d/b/a Aetna Bond VP)                                Subadviser: Aeltus      consistent with reasonable risk, through
    (CLASS R SHARES)                                    Investment              investment in a diversified portfolio
                                                        Management, Inc.        consisting of debt securities. Under
                                                        (Aeltus)                normal market conditions, invests at
                                                                                least 80% of net assets in high-grade
                                                                                corporate bonds, mortgage-related and
                                                                                other asset-backed securities, and
                                                                                securities issued or guaranteed by the
                                                                                U.S. Government, its agencies or
                                                                                instrumentalities.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING GENERATION PORTFOLIOS, INC. -- ING VP CROSSROADS  ING Investments, LLC    Seeks to provide total return (i.e.,
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      income and capital appreciation, both
    Portfolios, Inc. -- Aetna Crossroads VP)            Investment              realized and unrealized). Managed for
    (CLASS R SHARES)                                    Management, Inc.        investors seeking a balance between
                                                        (Aeltus)                income and capital appreciation who
                                                                                generally have an investment horizon
                                                                                exceeding ten years and who have a
                                                                                moderate level of risk tolerance. Under
                                                                                normal market conditions, allocates
                                                                                assets among several classes of
                                                                                equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                60% equities and 40% fixed-income under
                                                                                neutral market conditions.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP GROWTH        ING Investments, LLC    Seeks growth of capital through
    PORTFOLIO (formerly Aetna Variable                  Subadviser: Aeltus      investment in a diversified portfolio
    Portfolios, Inc. -- Aetna Growth VP)                Investment              consisting primarily of common stocks
    (CLASS R SHARES)                                    Management, Inc.        and securities convertible into common
                                                        (Aeltus)                stocks believed to offer growth
                                                                                potential. Under normal market
                                                                                conditions, invests at least 65% of
                                                                                total assets in common stocks and
                                                                                securities convertible into common
                                                                                stock.
  ING VARIABLE FUNDS -- ING VP GROWTH AND INCOME        ING Investments, LLC    Seeks to maximize total return through
    PORTFOLIO (formerly Aetna Variable Fund d/b/a       Subadviser: Aeltus      investments in a diversified portfolio
    Aetna Growth and Income VP)                         Investment              of common stocks and securities
    (CLASS R SHARES)                                    Management, Inc.        convertible into common stock. Under
                                                        (Aeltus)                normal market conditions, invests at
                                                                                least 65% of total assets in common
                                                                                stocks that Aeltus (the Portfolio's
                                                                                subadviser) believes have significant
                                                                                potential for capital appreciation or
                                                                                income growth or both.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    LARGECAP PORTFOLIO (formerly Aetna Variable         Subadviser: Aeltus      performance of the Standard & Poor's 500
    Portfolios, Inc. -- Aetna Index Plus Large Cap VP)  Investment              Composite Index (S&P 500), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 500. The S&P
                                                                                500 is a stock market index comprised of
                                                                                common stocks of 500 of the largest
                                                                                companies traded in the U.S. and
                                                                                selected by Standard & Poor's
                                                                                Corporation.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    MIDCAP PORTFOLIO (formerly Aetna Variable           Subadviser: Aeltus      performance of the Standard & Poor's
    Portfolios, Inc. -- Aetna Index Plus Mid Cap VP)    Investment              MidCap 400 Index (S&P 400), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 400. The S&P
                                                                                400 is a stock market index comprised of
                                                                                common stocks of 400 mid-capitalization
                                                                                companies traded in the U.S. and
                                                                                selected by Standard & Poor's
                                                                                Corporation.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS    ING Investments, LLC    Seeks to outperform the total return
    SMALLCAP PORTFOLIO (formerly Aetna Variable         Subadviser: Aeltus      performance of the Standard and Poor's
    Portfolios, Inc. -- Aetna Index Plus Small Cap VP)  Investment              SmallCap 600 Index (S&P 600), while
    (CLASS R SHARES)                                    Management, Inc.        maintaining a market level of risk.
                                                        (Aeltus)                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 600. The S&P
                                                                                600 is a stock market index comprised of
                                                                                common stocks of 600
                                                                                small-capitalization companies traded in
                                                                                the U.S. and selected by Standard &
                                                                                Poor's Corporation.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP               ING Investments, LLC    Seeks long-term capital growth primarily
    INTERNATIONAL EQUITY PORTFOLIO (formerly Aetna      Subadviser: Aeltus      through investment in a diversified
    Variable Portfolios, Inc. -- Aetna International    Investment              portfolio of common stocks principally
    VP)                                                 Management, Inc.        traded in countries outside of the
    (CLASS R SHARES)                                    (Aeltus)                United States. The Portfolio will not
                                                                                target any given level of current
                                                                                income. Under normal market conditions,
                                                                                invests at least 80% of assets in equity
                                                                                securities and at least 65% of its
                                                                                assets in securities principally traded
                                                                                in three or more countries outside of
                                                                                the U.S. These securities may include
                                                                                common stocks as well as securities
                                                                                convertible into common stock.
  ING GENERATION PORTFOLIOS, INC. -- ING VP LEGACY      ING Investments, LLC    Seeks to provide total return consistent
    PORTFOLIO (formerly Aetna Generation                Subadviser: Aeltus      with preservation of capital. Managed
    Portfolios, Inc. -- Aetna Legacy VP)                Investment              for investors primarily seeking total
    (CLASS R SHARES)                                    Management, Inc.        return consistent with capital
                                                        (Aeltus)                preservation who generally have an
                                                                                investment horizon exceeding five years
                                                                                and who have a low level of risk
                                                                                tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                40% equities and 60% fixed-income under
                                                                                neutral market conditions.
  ING VP MONEY MARKET PORTFOLIO (formerly Aetna         ING Investments, LLC    Seeks to provide high current return,
    Variable Encore Fund d/b/a Aetna Money Market VP)   Subadviser: Aeltus      consistent with preservation of capital
    (CLASS R SHARES)                                    Investment              and liquidity, through investment in
                                                        Management, Inc.        high-quality money market instruments.
                                                        (Aeltus)                Invests in a diversified portfolio of
                                                                                high-quality fixed income securities
                                                                                denominated in U.S. dollars, with short
                                                                                remaining maturities.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PORTFOLIOS, INC. -- ING VP SMALL         ING Investments, LLC    Seeks growth of capital primarily
    COMPANY PORTFOLIO (formerly Aetna Variable          Subadviser: Aeltus      through investment in a diversified
    Portfolios, Inc. -- Aetna Small Company VP)         Investment              portfolio of common stocks and
    (CLASS R SHARES)                                    Management, Inc.        securities convertible into common
                                                        (Aeltus)                stocks of companies with smaller market
                                                                                capitalizations. Under normal market
                                                                                conditions, invests at least 80% of net
                                                                                assets in common stocks and securities
                                                                                convertible into common stock of
                                                                                small-capitalization companies, defined
                                                                                as: 1) the 2,000 smallest of the 3,000
                                                                                largest U.S. companies (as measured by
                                                                                market capitalization); 2) all companies
                                                                                not included above that are included in
                                                                                the Standard & Poor's SmallCap 600 Index
                                                                                or the Russell 2000 Index; and
                                                                                3) companies with market capitalizations
                                                                                lower than companies included in the
                                                                                first two categories.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP TECHNOLOGY    ING Investments, LLC    Seeks long-term capital appreciation.
    PORTFOLIO (formerly Aetna Variable                  Subadviser: Elijah      Invests at least 80% of net assets in
    Portfolios, Inc. -- Aetna Technology VP)            Asset Management, LLC   common stocks and securities convertible
    (CLASS R SHARES)                                    (EAM)                   into common stock of companies in the
                                                                                information technology industry sector.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP VALUE         ING Investments, LLC    Seeks growth of capital primarily
    OPPORTUNITY PORTFOLIO (formerly Aetna Variable      Subadviser: Aeltus      through investment in a diversified
    Portfolios, Inc. -- Aetna Value Opportunity VP)     Investment              portfolio of common stocks and
    (CLASS R SHARES)                                    Management, Inc.        securities convertible into common
                                                        (Aeltus)                stock. Under normal market conditions,
                                                                                invests at least 65% of total assets in
                                                                                common stocks and securities convertible
                                                                                into common stock.
  ING VARIABLE PRODUCTS TRUST -- ING VP GROWTH          ING Investments, LLC    Seeks long-term growth of capital.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Invests primarily in common stock of
    Products Trust -- Pilgrim VP Growth Opportunities   (formerly ING Pilgrim   U.S. companies that the portfolio
    Portfolio)                                          Investments, LLC)       managers feel have above average
    (CLASS R SHARES)                                                            prospects for growth. Under normal
                                                                                market conditions, invests at least 65%
                                                                                of total assets in securities purchased
                                                                                on the basis of the potential for
                                                                                capital appreciation. These securities
                                                                                may be from large-cap, mid-cap or
                                                                                small-cap companies.
  ING VARIABLE PRODUCTS TRUST -- ING VP INTERNATIONAL   ING Investments, LLC    Seeks long-term capital appreciation.
    VALUE PORTFOLIO (formerly Pilgrim Variable          (ING Investments)       Invests primarily in foreign companies
    Products Trust -- Pilgrim VP International Value    (formerly ING Pilgrim   with market capitalizations greater than
    Portfolio)                                          Investments, LLC)       $1 billion, but may hold up to 25% of
    (CLASS R SHARES)                                    Subadviser: Brandes     assets in companies with smaller market
                                                        Investment Partners,    capitalization. Under normal
                                                        L.P.                    circumstances, will invest at least 65%
                                                                                of total assets in securities of
                                                                                companies located in at least three
                                                                                countries other than the U.S., which may
                                                                                include emerging market countries.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING VARIABLE PRODUCTS TRUST -- ING VP MAGNACAP        ING Investments, LLC    Seeks growth of capital, with dividend
    PORTFOLIO (formerly Pilgrim Variable Products       (ING Investments)       income as a secondary consideration.
    Trust -- Pilgrim VP MagnaCap Portfolio)             (formerly ING Pilgrim   Under normal conditions, invests at
    (CLASS R SHARES)                                    Investments, LLC)       least 80% of assets in equity securities
                                                                                that meet the following criteria:
                                                                                attractive valuation characteristics;
                                                                                dividends; and balance sheet strength.
                                                                                Candidates are also analyzed for some
                                                                                catalyst or vector of change that may
                                                                                spark an increase in share price.
                                                                                Normally, investments are generally in
                                                                                larger companies that are included in
                                                                                the largest 500 U.S. companies as
                                                                                measured by sales, earnings or assets.
  ING VARIABLE PRODUCTS TRUST -- ING VP MIDCAP          ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Normally invests at least 80% of assets
    Products Trust -- Pilgrim VP MidCap Opportunities   (formerly ING Pilgrim   in the common stocks of mid-sized U.S.
    Portfolio)                                          Investments, LLC)       companies that the portfolio managers
    (CLASS R SHARES)                                                            feel have above average prospects for
                                                                                growth. For this Portfolio, mid-size
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Standard &
                                                                                Poor's MidCap 400 Index (S&P MidCap 400
                                                                                Index).
  ING VARIABLE PRODUCTS TRUST -- ING VP SMALLCAP        ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO (formerly Pilgrim Variable  (ING Investments)       Normally invests at least 80% of assets
    Products Trust -- Pilgrim VP SmallCap               (formerly ING Pilgrim   in the common stock of smaller, lesser-
    Opportunities Portfolio)                            Investments, LLC)       known U.S. companies that the portfolio
    (CLASS R SHARES)                                                            manager believes have above average
                                                                                prospects for growth. For this
                                                                                Portfolio, smaller companies are those
                                                                                with market capitalizations that fall
                                                                                within the range of companies in the
                                                                                Russell 2000 Index, which is an index
                                                                                that measures the performance of small
                                                                                companies.
  ING PARTNERS, INC. -- ING ALGER AGGRESSIVE GROWTH     ING Life Insurance and  Seeks long-term capital appreciation.
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         Invests primarily (at least 65% of total
    PPI Alger Aggressive Growth Portfolio)              (formerly Aetna Life    assets) in the equity securities of
    (SERVICE CLASS)                                     Insurance and Annuity   companies having a market capitalization
                                                        Company)                within the range of companies in the S&P
                                                        Subadviser: Fred Alger  MidCap 400 Index.
                                                        Management, Inc.

  ING PARTNERS, INC. -- ING ALGER GROWTH PORTFOLIO      ING Life Insurance and  Seeks long-term capital appreciation.
    (formerly Portfolio Partners, Inc. -- PPI Alger     Annuity Company         Invests primarily (at least 65% of total
    Growth Portfolio)                                   (formerly Aetna Life    assets) in the equity securities of
    (SERVICE CLASS)                                     Insurance and Annuity   large companies having a market
                                                        Company)                capitalization of $10 billion or
                                                        Subadviser: Fred Alger  greater.
                                                        Management, Inc.

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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC. -- ING AMERICAN CENTURY SMALL CAP  ING Life Insurance and  Seeks long-term growth of capital;
    VALUE PORTFOLIO                                     Annuity Company         income is a secondary objective. Invests
    (SERVICE CLASS)                                     (formerly Aetna Life    primarily (at least 80% of net assets
                                                        Insurance and Annuity   under normal circumstances) in equity
                                                        Company)                securities of smaller companies. The
                                                        Subadviser: American    Portfolio's subadviser considers smaller
                                                        Century Investment      companies to include those with a market
                                                        Management, Inc.        capitalization no bigger than that of
                                                        (American Century)      the largest company in the S&P Small Cap
                                                                                600 Index or the Russell 2000 Index.
  ING PARTNERS, INC. -- ING BARON SMALL CAP GROWTH      ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO                                           Annuity Company         primarily in common stocks of smaller
    (SERVICE CLASS)                                     (formerly Aetna Life    companies selected for capital
                                                        Insurance and Annuity   appreciation potential. Invests
                                                        Company)                primarily (at least 80% of net assets
                                                        Subadviser:             under normal circumstances) in small
                                                        BAMCO, Inc.             sized companies with market values under
                                                                                $1.5 billion measured at the time of
                                                                                purchase.
  ING PARTNERS, INC. -- ING DSI ENHANCED INDEX          ING Life Insurance and  Seeks higher total return over the long
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         term than the Standard & Poor's 500
    PPI DSI Enhanced Index Portfolio)                   (formerly Aetna Life    Index (S&P 500). Uses the subadviser's
    (SERVICE CLASS)                                     Insurance and Annuity   proprietary enhanced S&P 500 strategy to
                                                        Company)                invest in a selection of common stocks
                                                        Subadviser: DSI         that are included in the S&P 500 Index.
                                                        International           Normally invests in approximately 250 to
                                                        Management, Inc. (DSI)  500 stocks and weights its holdings of individual stocks based on DSI's
                                                                                proprietary enhanced S&P 500 strategy.

  ING PARTNERS, INC. -- ING GOLDMAN SACHS-REGISTERED    ING Life Insurance and  Seeks long-term growth of capital.
    TRADEMARK- CAPITAL GROWTH PORTFOLIO (formerly       Annuity Company         Invests, under normal circumstances, at
    Portfolio Partners, Inc. -- PPI Goldman             (formerly Aetna Life    least 90% of total assets in equity
    Sachs-Registered Trademark- Capital Growth          Insurance and Annuity   securities.
    Portfolio)                                          Company)
    (SERVICE CLASS)                                     Subadviser: Goldman
                                                        Sachs Asset Management
  ING PARTNERS, INC. -- ING JPMORGAN MID CAP VALUE      ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO                                           Annuity Company         growth from capital appreciation.
    (SERVICE CLASS)                                     (formerly Aetna Life    Invests primarily (at least 80% of net
                                                        Insurance and Annuity   assets under normal circumstances) in a
                                                        Company)                broad portfolio of common stocks of
                                                        Subadviser: Robert      companies with market capitalizations of
                                                        Fleming Inc., a         $1 billion to $20 billion at the time of
                                                        subsidiary of           purchase that the subadviser believes to
                                                        J.P.Morgan Chase & Co.  be undervalued.
                                                        (Fleming)

  ING PARTNERS, INC. -- ING MFS CAPITAL OPPORTUNITIES   ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         primarily (at least 65% of net assets)
    MFS Capital Opportunities Portfolio)                (formerly Aetna Life    in common stocks and related securities,
    (INITIAL CLASS)                                     Insurance and Annuity   such as preferred stocks, convertible
                                                        Company)                securities and depositary receipts.
                                                        Subadviser:
                                                        Massachusetts
                                                        Financial Services
                                                        Company

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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC. -- ING MFS EMERGING EQUITIES       ING Life Insurance and  Seeks long-term growth of capital.
    PORTFOLIO (formerly Portfolio Partners, Inc. (PPI)  Annuity Company         Invests primarily (at least 80% of net
    MFS Emerging Equities Portfolio)                    (formerly Aetna Life    assets under normal circumstances) in
    (INITIAL CLASS)                                     Insurance and Annuity   common stocks and related securities,
                                                        Company)                such as preferred stocks, convertible
                                                        Subadviser:             securities and depositary receipts, of
                                                        Massachusetts           emerging growth companies.
                                                        Financial Services
                                                        Company
  ING PARTNERS, INC. -- ING MFS GLOBAL GROWTH           ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO                                           Annuity Company         capital appreciation. Invests primarily
    (SERVICE CLASS)                                     (formerly Aetna Life    (at least 65% of net assets under normal
                                                        Insurance and Annuity   circumstances) in securities of
                                                        Company)                companies worldwide including common
                                                        Subadviser:             stocks and related equity securities
                                                        Massachusetts           such as preferred stock, convertible
                                                        Financial Services      securities and depositary receipts.
                                                        Company
  ING PARTNERS, INC. -- ING MFS RESEARCH PORTFOLIO      ING Life Insurance and  Seeks long-term growth of capital and
    (formerly Portfolio Partners, Inc. (PPI) MFS        Annuity Company         future income. Invests primarily (at
    Research Growth Portfolio)                          (formerly Aetna Life    least 80% of total assets) in common
    (INITIAL CLASS)                                     Insurance and Annuity   stocks and related securities, such as
                                                        Company)                preferred stocks, convertible securities
                                                        Subadviser:             and depositary receipts.
                                                        Massachusetts
                                                        Financial Services
                                                        Company
  ING PARTNERS, INC. -- ING OPCAP BALANCED VALUE        ING Life Insurance and  Seeks capital growth, and secondarily,
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         investment income. Under normal market
    PPI OpCap Balanced Value Portfolio)                 (formerly Aetna Life    conditions, invests at least 25% of
    (SERVICE CLASS)                                     Insurance and Annuity   total assets in equity securities,
                                                        Company)                including common stocks and preferred
                                                        Subadviser: OpCap       stocks and expects to have between 50%
                                                        Advisors LLP            to 70% of total assets invested in
                                                                                equities. Also invests at least 25% of
                                                                                total assets in fixed-income senior
                                                                                securities including bonds, debentures,
                                                                                notes, participation interests in loans,
                                                                                convertible securities, U.S. Government
                                                                                securities and cash equivalents.
  ING PARTNERS, INC. -- ING PIMCO TOTAL RETURN          ING Life Insurance and  Seeks maximum total return, consistent
    PORTFOLIO                                           Annuity Company         with capital preservation and prudent
    (SERVICE CLASS)                                     (formerly Aetna Life    investment management. Invests under
                                                        Insurance and Annuity   normal circumstances at least 65% of its
                                                        Company)                assets in a diversified portfolio of
                                                        Subadviser: Pacific     fixed income instruments of varying
                                                        Investment Management   maturities. Invests primarily in
                                                        Company LLC (PIMCO)     investment grade debt securities, but
                                                                                may invest up to 10% of its assets in
                                                                                high yield securities ("junk bonds")
                                                                                rated B or higher by Moody's or S&P, or,
                                                                                if unrated, determined by PIMCO to be of
                                                                                comparable quality.

 50
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC. -- ING SALOMON BROTHERS CAPITAL    ING Life Insurance and  A NONDIVERSIFIED Portfolio that seeks
    PORTFOLIO (formerly Portfolio Partners, Inc. --     Annuity Company         capital appreciation. Invests primarily
    PPI Salomon Brothers Capital Portfolio)             (formerly Aetna Life    in equity securities of U.S. companies
    (SERVICE CLASS)                                     Insurance and Annuity   ranging in size from established large
                                                        Company)                capitalization companies (over $5
                                                        Subadviser: Salomon     billion in market capitalization) to mid
                                                        Brothers Asset          capitalization companies at the
                                                        Management Inc.         beginning of their life cycles. May
                                                                                invest in investment grade fixed-income
                                                                                securities, but no more than 20% of its
                                                                                net assets in non-convertible debt
                                                                                securities rated below investment grade
                                                                                or, if unrated, of equivalent quality as
                                                                                determined by the subadviser.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS INVESTORS  ING Life Insurance and  Seeks long-term growth of capital, and
    VALUE PORTFOLIO (formerly Portfolio                 Annuity Company         secondarily, current income. Invests
    Partners, Inc. -- PPI Salomon Brothers Investors    (formerly Aetna Life    primarily in common stocks of
    Value Portfolio)                                    Insurance and Annuity   established U.S. companies. May also
    (SERVICE CLASS)                                     Company)                invest in other equity securities,
                                                        Subadviser: Salomon     including up to 20% of its assets in
                                                        Brothers Asset          securities of foreign issuers.
                                                        Management Inc.
  ING PARTNERS, INC. -- ING SCUDDER INTERNATIONAL       ING Life Insurance and  Seeks long-term growth of capital.
    GROWTH PORTFOLIO (formerly Portfolio                Annuity Company         Invests primarily (at least 65% of total
    Partners, Inc. (PPI) Scudder International Growth   (formerly Aetna Life    assets) in the equity securities of
    Portfolio)                                          Insurance and Annuity   foreign companies that the subadviser
    (INITIAL CLASS)                                     Company)                believes have high growth potential.
                                                        Subadviser: Deutsche    Will normally invest in securities of at
                                                        Investment Management   least three different countries other
                                                        (Americas) Inc.         than the U.S. and will invest in
                                                        (Deutsche)              securities in both developed and
                                                                                developing markets.
  ING PARTNERS, INC. -- ING T. ROWE PRICE GROWTH        ING Life Insurance and  Seeks long-term capital growth, and
    EQUITY PORTFOLIO (formerly Portfolio                Annuity Company         secondarily, increasing dividend income.
    Partners, Inc. (PPI) T. Rowe Price Growth Equity    (formerly Aetna Life    Invests primarily (at least 80% of net
    Portfolio)                                          Insurance and Annuity   assets under normal circumstances) in
    (INITIAL CLASS)                                     Company)                common stocks. Concentrates its
                                                        Subadviser: T. Rowe     investments in growth companies.
                                                        Price                   Investments in foreign securities are
                                                        Associates, Inc.        limited to 30% of total assets.
  ING PARTNERS, INC. -- ING UBS TACTICAL ASSET          ING Life Insurance and  Seeks total return, consisting of
    ALLOCATION PORTFOLIO (formerly Portfolio            Annuity Company         long-term capital appreciation and
    Partners, Inc. -- PPI Brinson Tactical Asset        (formerly Aetna Life    current income. Allocates assets between
    Allocation Portfolio)                               Insurance and Annuity   a stock portion designed to track the
    (SERVICE CLASS)                                     Company)                performance of the Standard & Poor's
                                                        Subadviser: UBS Global  Composite Index of 500 Stocks (S&P 500
                                                        Asset Management (US)   Index) and a fixed income portion
                                                        Inc. (formerly Brinson  consisting of either five-year U.S.
                                                        Advisors, Inc.)         Treasury notes or U.S. Treasury bills
                                                                                with remaining maturities of 30 days.

                                                                              51
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  ING PARTNERS, INC. -- ING VAN KAMPEN COMSTOCK         ING Life Insurance and  Seeks capital growth and income. Invests
    PORTFOLIO                                           Annuity Company         in a portfolio of equity securities,
    (SERVICE CLASS)                                     (formerly Aetna Life    including common stocks, preferred
                                                        Insurance and Annuity   stocks and securities convertible into
                                                        Company)                common and preferred stocks consisting
                                                        Subadviser: Morgan      principally of common stocks.
                                                        Stanley Investment
                                                        Management Inc. d/b/a
                                                        Van Kampen
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CAPITAL      A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    APPRECIATION FUND                                                           its objective by investing principally
    (SERIES I SHARES)                                                           in common stocks of companies the
                                                                                portfolio managers believe are likely to
                                                                                benefit from new or innovative products,
                                                                                services or processes as well as those
                                                                                that have experienced above-average,
                                                                                long-term growth in earnings and have
                                                                                excellent prospects for future growth.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CORE EQUITY  A I M Advisors, Inc.    Seeks growth of capital with a secondary
    FUND (formerly AIM V.I. Growth and Income Fund)                             objective of current income. Seeks to
    (SERIES I SHARES)                                                           meet its objectives by investing,
                                                                                normally, at least 80% of net assets in
                                                                                equity securities, including convertible
                                                                                securities, of established companies
                                                                                that have long-term above-average growth
                                                                                in earnings and dividends, and growth
                                                                                companies that the portfolio managers
                                                                                believe have the potential for
                                                                                above-average growth in earnings and
                                                                                dividends.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. GROWTH FUND  A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    (SERIES I SHARES)                                                           its investment objective by investing
                                                                                principally in seasoned and better
                                                                                capitalized companies considered to have
                                                                                strong earnings momentum.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. PREMIER      A I M Advisors, Inc.    Seeks to achieve long-term growth of
    EQUITY FUND (formerly AIM V.I. Value Fund)                                  capital with a secondary objective of
    (SERIES I SHARES)                                                           income. Seeks to meet its objectives by
                                                                                investing, normally, at least 80% of net
                                                                                assets in equity securities, including
                                                                                convertible securities.
  CALVERT VARIABLE SERIES, INC. -- CALVERT SOCIAL       Calvert Asset           Seeks to achieve a competitive total
    BALANCED PORTFOLIO                                  Management              return through an actively managed
                                                        Company, Inc.           NONDIVERSIFIED portfolio of stocks,
                                                        Subadviser: NCM         bonds and money market instruments which
                                                        Capital Management      offer income and capital growth
                                                        Group, Inc.             opportunity and which satisfy the
                                                                                investment and social criteria for the
                                                                                Portfolio. Typically invests about 60%
                                                                                of its assets in stocks and 40% in bonds
                                                                                or other fixed-income investments. Stock
                                                                                investments are primarily common stock
                                                                                in large-cap companies, while the fixed-
                                                                                income investments are primarily a wide
                                                                                variety of investment grade bonds.

 52
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
                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term capital appreciation.
    PRODUCTS -- FIDELITY VIP CONTRAFUND-REGISTERED      Research Company        Normally invests primarily in common
    TRADEMARK- PORTFOLIO                                Subadvisers: Fidelity   stocks of companies whose value the
    (INITIAL CLASS)                                     Management & Research   Portfolio's investment adviser believes
                                                        (U.K.) Inc.; Fidelity   is not fully recognized by the public.
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks reasonable income. Also considers
    PRODUCTS -- FIDELITY VIP EQUITY-INCOME PORTFOLIO    Research Company        the potential for capital appreciation.
    (INITIAL CLASS)                                     Subadviser: FMR         Seeks to achieve a yield which exceeds
                                                        Co., Inc.               the composite yield on the securities
                                                                                comprising the Standard & Poor's 500
                                                                                Index. Normally invests at least 80% of
                                                                                total assets in income-producing equity
                                                                                securities, which tends to lead to
                                                                                investments in large cap "value" stocks.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks to achieve capital appreciation.
    PRODUCTS -- FIDELITY VIP GROWTH PORTFOLIO           Research Company        Normally invests primarily in common
    (INITIAL CLASS)                                     Subadviser: FMR         stocks of companies the investment
                                                        Co., Inc.               adviser believes have above-average
                                                                                growth potential (often called "growth"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term growth of capital.
    PRODUCTS -- FIDELITY VIP OVERSEAS PORTFOLIO         Research Company        Normally invests at least 80% of total
    (INITIAL CLASS)                                     Subadvisers: Fidelity   assets in foreign securities, primarily
                                                        Management & Research   in common stocks.
                                                        (U.K.) Inc.; Fidelity
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity International
                                                        Investment Advisors
                                                        (U.K.) Limited;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Franklin Advisory       A NONDIVERSIFIED fund that seeks
    TRUST -- FRANKLIN SMALL CAP VALUE SECURITIES FUND   Services, LLC           long-term total return. Income, while
    (formerly Franklin Value Securities Fund)           (Advisory Services)     not a goal, is a secondary
    (CLASS 2 SHARES)                                                            consideration. The fund will normally
                                                                                invest at least 80% of net assets in
                                                                                investments of small capitalization
                                                                                companies that have market
                                                                                capitalization values not exceeding $2.5
                                                                                billion, at the time of purchase.
  JANUS ASPEN SERIES -- AGGRESSIVE GROWTH PORTFOLIO     Janus Capital           A NONDIVERSIFIED Portfolio that seeks
    (INSTITUTIONAL SHARES)                                                      long- term growth of capital. Invests
                                                                                primarily in common stocks selected for
                                                                                their growth potential and normally
                                                                                invests at least 50% of its equity
                                                                                assets in medium-sized companies.
                                                                                Medium-sized companies are those whose
                                                                                market capitalization falls within the
                                                                                range of companies in the Standard and
                                                                                Poor's (S&P) MidCap 400 Index.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  JANUS ASPEN SERIES -- BALANCED PORTFOLIO              Janus Capital           Seeks long-term capital growth,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital
                                                                                and balanced by current income. Normally
                                                                                invests 40-60% of its assets in
                                                                                securities selected primarily for their
                                                                                growth potential and 40-60% of its
                                                                                assets in securities selected primarily
                                                                                for their income potential. Will
                                                                                normally invest at least 25% of its
                                                                                assets in fixed-income securities.
  JANUS ASPEN SERIES -- FLEXIBLE INCOME PORTFOLIO       Janus Capital           Seeks to obtain maximum total return,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital.
                                                                                Invests primarily in a wide variety of
                                                                                income-producing securities such as
                                                                                corporate bonds and notes, government
                                                                                securities and preferred stock. Will
                                                                                invest at least 80% of its assets in
                                                                                income-producing securities.
  JANUS ASPEN SERIES -- GROWTH PORTFOLIO                Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks selected for their growth
                                                                                potential. Although it can invest in
                                                                                companies of any size, it generally
                                                                                invests in larger, more established
                                                                                companies.
  JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO      Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks of companies of any size located
                                                                                throughout the world. Normally invests
                                                                                in issuers from at least five different
                                                                                countries, including the United States.
                                                                                May at times invest in fewer than five
                                                                                countries or even in a single country.
  LORD ABBETT SERIES FUND, INC. -- GROWTH AND INCOME    Lord, Abbett & Co.      Seeks long-term growth of capital and
    PORTFOLIO                                           (Lord Abbett)           income without excessive fluctuations in
    (CLASS VC SHARES)                                                           market value. Primarily purchases equity
                                                                                securities of large, seasoned, U.S. and
                                                                                multinational companies which Lord
                                                                                Abbett believes are undervalued. May
                                                                                invest in equity securities such as
                                                                                common stocks, convertible bonds,
                                                                                convertible preferred stocks and
                                                                                warrants and similar instruments. Under
                                                                                normal circumstances, will invest at
                                                                                least 80% of net assets in equity
                                                                                securities of large companies with
                                                                                market capitalizations of at least $5
                                                                                billion at the time of purchase. This
                                                                                market capitalization may vary in
                                                                                response to changes in the markets.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  LORD ABBETT SERIES FUND, INC. -- MID-CAP VALUE        Lord, Abbett & Co.      Seeks capital appreciation through
    PORTFOLIO                                           (Lord Abbett)           investments, primarily in equity
    (CLASS VC SHARES)                                                           securities, which are believed to be
                                                                                undervalued in the marketplace. Normally
                                                                                invests at least 80% of net assets, plus
                                                                                the amount of any borrowings for
                                                                                investment purposes, in equity
                                                                                securities of mid-sized companies, those
                                                                                with market capitalizations of roughly
                                                                                $500 million to $10 billion, at the time
                                                                                of purchase. This market capitalization
                                                                                range may vary in response to changes in
                                                                                the markets.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER     Oppenheimer             Seeks long-term capital appreciation by
    GLOBAL SECURITIES FUND/VA                           Funds, Inc.             investing a substantial portion of
                                                                                assets in securities of foreign issuers,
                                                                                "growth-type" companies, cyclical
                                                                                industries and special situations that
                                                                                are considered to have appreciation
                                                                                possibilities. Invests mainly in common
                                                                                stocks and can also buy other equity
                                                                                securities, including preferred stocks
                                                                                and convertible securities in the U.S.
                                                                                and foreign countries.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER     Oppenheimer             Seeks a high level of current income
    STRATEGIC BOND FUND/VA                              Funds, Inc.             principally derived from interest on
                                                                                debt securities. Invests mainly in debt
                                                                                securities of issuers in three market
                                                                                sectors: foreign governments and
                                                                                companies, U.S. Government securities,
                                                                                and lower-grade high-yield securities of
                                                                                U.S. and foreign companies.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER EQUITY    Pioneer Investment      Seeks current income and long-term
    INCOME VCT PORTFOLIO                                Management, Inc.        growth of capital from a portfolio
    (CLASS I SHARES)                                    (Pioneer)               consisting primarily of income producing
                                                                                equity securities of U.S. corporations.
                                                                                Invests at least 80% of total assets in
                                                                                income producing equity securities.
                                                                                Income producing equity securities of
                                                                                U.S. issuers include common stocks,
                                                                                preferred stocks and interests in real
                                                                                estate investment trusts. Remainder of
                                                                                the portfolio may be invested in debt
                                                                                securities, most of which are expected
                                                                                to be convertible into common stocks.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER FUND VCT  Pioneer Investment      Seeks reasonable income and capital
    PORTFOLIO                                           Management, Inc.        growth. Invests in a broad list of
    (CLASS I SHARES)                                    (Pioneer)               carefully selected, reasonably priced
                                                                                securities rather than in securities
                                                                                whose prices reflect a premium resulting
                                                                                from their current market popularity.
                                                                                Invests the major portion of its assets
                                                                                in equity securities, primarily of U.S.
                                                                                issuers.

                                                        INVESTMENT ADVISER/
  FUND NAME                                             SUBADVISER              INVESTMENT OBJECTIVE
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER MID CAP   Pioneer Investment      Seeks capital appreciation by investing
    VALUE VCT PORTFOLIO                                 Management, Inc.        in a diversified portfolio of securities
    (CLASS I SHARES)                                    (Pioneer)               consisting primarily of common stocks.
                                                                                Normally, invests at least 80% of total
                                                                                assets in equity securities of mid-size
                                                                                companies, that is, companies with
                                                                                market values within the range of market
                                                                                values of companies included in
                                                                                Standard & Poor's MidCap 400 Index.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED
DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                2001           2000
                                                ----           ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                    $10.334        $10.164(1)
Value at end of period                           $9.800        $10.334
Units outstanding at end of period              324,320          2,812
ING VP GROWTH PORTFOLIO
Value at beginning of period                     $9.844        $11.173(2)
Value at end of period                           $7.108         $9.844
Units outstanding at end of period              187,354         16,822
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $9.029(1)
Value at end of period                           $7.593
Number of accumulation units outstanding
 at end of period                                 4,547
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                     $9.676        $10.952(3)
Value at end of period                           $8.275         $9.676
Units outstanding at end of period              375,985         12,812
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                    $12.315(1)
Value at end of period                          $12.542
Number of accumulation units outstanding
 at end of period                                 3,089
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                    $11.542(2)
Value at end of period                          $11.953
Number of accumulation units outstanding
 at end of period                                 2,643
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $9.606         $9.845(4)
Value at end of period                           $7.239         $9.606
Units outstanding at end of period                9,690            155
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                    $10.756(3)
Value at end of period                          $10.908
Number of accumulation units outstanding
 at end of period                                49,508
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                    $11.894        $12.755(3)
Value at end of period                          $12.246        $11.894
Units outstanding at end of period               60,753          2,007
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                     $5.841         $9.603(3)
Value at end of period                           $4.454         $5.841
Units outstanding at end of period               88,611          3,299
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                    $11.024(1)
Value at end of period                          $10.046
Number of accumulation units outstanding
 at end of period                                 3,648
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                    $10.549        $10.549(1)
Value at end of period                           $8.012        $10.549
Units outstanding at end of period                  443             70
AIM V.I. GROWTH FUND
Value at beginning of period                     $8.731        $11.179(3)
Value at end of period                           $5.714         $8.731
Units outstanding at end of period              255,958         15,982
AIM V.I. CORE EQUITY FUND
Value at beginning of period                     $9.582        $10.275(2)
Value at end of period                           $7.320         $9.582
Units outstanding at end of period              174,013            148
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                     $9.132        $10.792(3)
Value at end of period                           $7.905         $9.132
Units outstanding at end of period              158,994            245

------------------------------------------------------------------

                                                2001           2000
                                                ----           ----
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $9.897(2)
Value at end of period                          $10.142
Number of accumulation units outstanding
 at end of period                                   582
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                     $9.861         $9.899(1)
Value at end of period                           $8.039         $9.861
Units outstanding at end of period              597,344         21,539
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                     $9.827(1)
Value at end of period                           $8.863
Number of accumulation units outstanding
 at end of period                                   463
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $8.815        $13.282(3)
Value at end of period                           $5.284         $8.815
Units outstanding at end of period              479,354         41,139
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                     $9.772(4)
Value at end of period                           $9.842
Number of accumulation units outstanding
 at end of period                                   582
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                    $10.267        $12.470(3)
Value at end of period                           $7.883        $10.267
Units outstanding at end of period              236,812         16,082
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                    $12.647        $13.043(3)
Value at end of period                          $11.013        $12.647
Units outstanding at end of period              179,216          1,563
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                    $10.439(5)
Value at end of period                          $10.619
Number of accumulation units outstanding
 at end of period                                13,772
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                     $8.678         $8.678(1)
Value at end of period                           $6.425         $8.678
Units outstanding at end of period                  542             85

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during January 2001.
(2)  Funds were first received in this option during March 2001.
(3)  Funds were first received in this option during May 2001.
(4)  Funds were first received in this option during December 2001.
(5) Funds were first received in this option during June 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during December 2000.
(2)  Funds were first received in this option during October 2000.
(3)  Funds were first received in this option during September 2000.
(4)  Funds were first received in this option during November 2000.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I

                                       OF

                        ING INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                  RETIREMENT OPTIONS FOR EDUCATION INSTITUTIONS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2002.

A free prospectus is available upon request from the local ING Insurance Company of America office or by writing to or calling:


                                       ING
                                Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                         Page

General Information and History                                             2
Variable Annuity Account I                                                  2
Offering and Purchase of Contracts                                          3
Performance Data                                                            3
         General                                                            3
         Average Annual Total Return Quotations                             4
Income Phase Payments                                                       8
Sales Material and Advertising                                              9
Independent Auditors                                                        9
Financial Statements of the Separate Account                              S-1
Financial Statements of ING Insurance Company of America                  F-1

                         GENERAL INFORMATION AND HISTORY

ING Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Our sales office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. We are engaged in the business of issuing life insurance and annuities. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.) From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts. The funds currently available under the contracts are as follows:

ING VP Ascent Portfolio (Class R Shares)(1)
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)
ING VP Bond Portfolio (Class R Shares)(1)
ING VP Crossroads Portfolio (Class R Shares)(1)
ING VP Growth Portfolio (Class R Shares)(1)
ING VP Growth and Income Portfolio (Class R Shares)(1)
ING VP Index Plus LargeCap Portfolio (Class R Shares)(1)
ING VP Index Plus MidCap Portfolio (Class R Shares)(1)
ING VP Index Plus SmallCap Portfolio (Class R Shares)(1)
ING VP International Equity Portfolio (Class R Shares)(1)
ING VP Legacy Portfolio (Class R Shares)(1)
ING VP Money Market Portfolio (Class R Shares)(1)
ING VP Small Company Portfolio (Class R Shares)(1)
ING VP Technology Portfolio (Class R Shares)(1)
ING VP Value Opportunity Portfolio (Class R Shares)(1)
ING VP Growth Opportunities Portfolio (Class R Shares)(1)
ING VP International Value Portfolio (Class R Shares)(1)
ING VP MagnaCap Opportunities Portfolio (Class R Shares)(1)
ING VP MidCap Opportunities Portfolio (Class R Shares)(1)
ING VP SmallCap Opportunities Portfolio (Class R Shares)(1)
ING Alger Aggressive Growth Portfolio (Service Class) (1)
ING Alger Growth Portfolio (Service Class) (1)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING DSI Enhanced Index Portfolio (Service Class) (1)
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class) (1)(2) ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class) (1)
ING MFS Emerging Equities Portfolio (Initial Class)(1)
ING MFS Global Growth Portfolio (Service Class)
ING MFS Research Portfolio (Initial Class) (1)
ING OpCap Balanced Value Portfolio (Service Class) (1)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Capital Portfolio (Service Class) (1)
ING Salomon Brothers Investors Value Portfolio (Service Class)(1) ING Scudder International Growth Portfolio (Initial Class) (1)
ING T. Rowe Price Growth Equity Portfolio (Initial Class) (1)
ING UBS Tactical Asset Allocation Portfolio (Service Class) (1)
ING Van Kampen Comstock Portfolio (Service Class)
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I) (1)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I) (1)
Calvert Social Balanced Portfolio
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class) Fidelity(R)VIP Equity-Income Portfolio (Initial Class) Fidelity(R)VIP Growth Portfolio (Initial Class)
Fidelity(R)VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2 Shares) (1)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio  (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III on page 42 in the prospectus for a complete list of former and current fund names.

(2) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL
From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as "non-standardized total returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.


                                          1/N
                             TR = ((ERV/P)    ) - 1

Where:
TR =  The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P =   A hypothetical initial payment of $1,000.
N =   The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period. These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contract. Both sets of returns below reflect a mortality and expense risk charge of 1.00% annually.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                      -------------------------------------------------------------
                                                                                                                         DATE
                                                                                                                    CONTRIBUTIONS
                                                                                     STANDARDIZED                   FIRST RECEIVED
                                                                                                                       UNDER THE
                                                                                                                   SEPARATE ACCOUNT
                                                                      -------------------------------------------------------------
                                                                                                           SINCE
                             SUBACCOUNT                                 1 YEAR       5 YEAR   10 YEAR    INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                               (12.43%)      3.63%                5.99%        07/31/1996
ING VP Balanced Portfolio, Inc. (Class R Shares)                        (5.17%)      8.07%                8.92%        02/29/1996
ING VP Bond Portfolio (Class R Shares)                                   7.66%       5.69%                5.13%        01/31/1996
ING VP Crossroads Portfolio (Class R Shares)                            (7.92%)      4.05%                5.77%        07/31/1996
ING VP Growth Portfolio (Class R Shares)                               (27.80%)                           7.04%        05/30/1997
ING VP Growth and Income Portfolio (Class R Shares)                    (19.22%)      3.83%                6.35%        01/31/1996
ING VP Index Plus LargeCap Portfolio (Class R Shares)                  (14.49%)     10.27%               10.90%        10/31/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)                     (2.31%)                          10.38%        05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R Shares)                    1.38%                            1.81%        05/04/1998
ING VP International Equity Portfolio (Class R Shares)                 (24.64%)                          (4.09%)       05/05/1998
ING VP Legacy Portfolio (Class R Shares)                                (3.35%)      5.00%                5.92%        05/31/1996
ING VP Money Market Portfolio (Class R Shares)(1)                        2.90%       4.22%                4.22%        02/29/1996
ING VP Small Company Portfolio (Class R Shares)                          2.96%                           12.33%        05/30/1997
ING VP Technology Portfolio (Class R Shares)                           (23.73%)                         (35.26%)       05/09/2000
ING VP Value Opportunity Portfolio (Class R Shares)                    (10.52%)                          12.18%        05/30/1997
ING MFS Capital Opportunities Portfolio (Initial Class)                (25.51%)                           6.71%        11/28/1997
ING MFS Emerging Equities Portfolio (Initial Class)                    (25.96%)                          (0.27%)       11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(2)                  (25.96%)      1.60%                1.84%        01/31/1996
ING MFS Research Portfolio (Initial Class)                             (21.68%)                           2.05%        11/28/1997
American Century VP Capital Appreciation/ING MFS Research(2)           (21.68%)      1.25%                0.20%        03/30/1996
ING Scudder International Growth Portfolio (Initial Class)             (27.66%)                           1.87%        11/28/1997
ING T. Rowe Price Growth Equity Portfolio (Initial Class)              (11.12%)                           8.07%        11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)               (11.12%)     11.31%               11.05%        01/31/1996
AIM V.I. Capital Appreciation Fund (Series I Shares)                   (24.05%)                         (23.94%)       12/29/2000
AIM V.I. Core Equity Fund (Series I Shares)                            (23.61%)                         (24.29%)       10/12/2000
AIM V.I. Growth Fund (Series I Shares)                                 (34.55%)                         (41.30%)       09/27/2000
AIM V.I. Premier Equity Fund (Series I Shares)                         (13.44%)                         (21.36%)       09/14/2000
Calvert Social Balanced Portfolio(1)                                    (7.87%)                           3.39%        11/28/1997
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)                  (13.12%)      9.34%               10.76%        03/29/1996
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)                  (5.91%)      8.31%                8.73%        01/31/1996
Fidelity(R)VIP Growth Portfolio (Initial Class)                        (18.48%)     10.55%               10.93%        01/31/1996
Fidelity(R)VIP Overseas Portfolio (Initial Class)                      (21.96%)      1.71%                2.90%        03/29/1996
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)         (40.06%)      6.01%                4.81%        03/29/1996
Janus Aspen Balanced Portfolio (Institutional Shares)                   (5.62%)     12.99%               13.21%        03/29/1996
Janus Aspen Flexible Income Portfolio (Institutional Shares)             6.66%       6.17%                7.00%        04/30/1996
Janus Aspen Growth Portfolio (Institutional Shares)                    (25.49%)      7.96%                8.40%        03/29/1996
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)          (23.21%)     10.01%               12.42%        01/31/1996
Oppenheimer Global Securities Fund/VA                                  (12.92%)                          12.85%        05/30/1997
Oppenheimer Strategic Bond Fund/VA                                       3.80%                            3.19%        05/30/1997


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 1.19%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                               ---------------------------------------------------------------------
                                                                                                                              FUND
                                                                                  NON-STANDARDIZED                         INCEPTION
                                                                                                                              DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                            SUBACCOUNT                          1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                       (12.43%)     (0.84%)     3.63%                   7.59%     07/05/1995
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)             (5.17%)      1.64%      8.07%       9.13%
ING VP Bond Portfolio (Class R Shares)(1)                        7.66%       4.72%      5.69%       5.70%
ING VP Crossroads Portfolio (Class R Shares)                    (7.92%)     (0.04%)     4.05%                   7.09%     07/05/1995
ING VP Growth Portfolio (Class R Shares)                       (27.80%)     (5.60%)     8.59%                   8.83%     12/13/1996
ING VP Growth and Income Portfolio (Class R Shares)(1)         (19.22%)     (6.10%)     3.83%       7.86%
ING VP Index Plus LargeCap Portfolio (Class R Shares)          (14.49%)     (1.90%)    10.27%                  11.55%     09/16/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)             (2.31%)      9.97%                             13.91%     12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R Shares)            1.38%       6.53%                              5.29%     12/19/1997
ING VP International Equity Portfolio (Class R Shares)         (24.64%)     (3.78%)                             1.85%     12/22/1997
ING VP Legacy Portfolio (Class R Shares)                        (3.35%)      2.07%      5.00%                   7.04%     07/05/1995
ING VP Money Market Portfolio (Class R Shares)(1)(2)             2.90%       4.08%      4.22%       3.82%
ING VP Small Company Portfolio (Class R Shares)                  2.96%      12.12%     13.44%                  13.68%     12/27/1996
ING VP Technology Portfolio (Class R Shares)                   (23.73%)                                       (38.44%)    05/01/2000
ING VP Value Opportunity Portfolio (Class R Shares)            (10.52%)      4.95%     14.08%                  14.41%     12/13/1996
ING VP Growth Opportunities Portfolio (Class R Shares)         (39.19%)                                       (30.88%)    04/30/2000
ING VP International Value Portfolio (Class R Shares)          (12.56%)      9.93%                             10.51%     08/08/1997
ING VP MagnaCap Portfolio (Class R Shares)                     (11.34%)                                        (6.45%)    05/01/2000
ING VP MidCap Opportunities Portfolio (Class R Shares)         (33.60%)                                       (26.54%)    04/30/2000
ING VP SmallCap Opportunities Portfolio (Class R Shares)       (29.97%)     18.73%     17.39%                  15.69%     05/06/1994
ING Alger Aggressive Growth Portfolio (Service Class)                                                           2.19%     12/10/2001
ING Alger Growth Portfolio (Service Class)                                                                      0.97%     12/10/2001
ING DSI Enhanced Index Portfolio (Service Class)                                                                0.68%     12/10/2001
ING Goldman Sachs(R)Capital Growth Portfolio (Service Class)                                                    0.85%     12/10/2001
ING MFS Capital Opportunities Portfolio (Initial Class)        (25.51%)      0.81%                              6.67%     11/28/1997
ING MFS Emerging Equities Portfolio (Initial Class)            (25.96%)     (7.95%)                            (0.27%)    11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(3)          (25.96%)     (7.95%)     1.60%       5.68%
ING MFS Research Portfolio (Initial Class)                     (21.68%)     (3.11%)                             2.05%     11/28/1997
American Century VP Capital Appreciation/ING MFS Research(3)   (21.68%)     (3.11%)     1.25%       3.17%
ING OpCap Balanced Value Portfolio (Service Class)                                                             (0.38%)    12/10/2001
ING Salomon Brothers Capital Portfolio (Service Class)                                                          2.24%     12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service Class)                                                  1.44%     12/10/2001
ING Scudder International Growth Portfolio (Initial Class)     (27.66%)     (3.34%)                             1.92%     11/28/1997
ING T. Rowe Price Growth Equity Portfolio (Initial Class)      (11.12%)      2.14%                              8.04%     11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)       (11.12%)      2.13%     11.31%      13.38%
ING UBS Tactical Asset Allocation Portfolio (Service Class)                                                     0.62%     12/10/2001
AIM V.I. Capital Appreciation Fund (Series I Shares)           (24.05%)     (1.38%)     4.95%                  10.64%     05/05/1993
AIM V.I. Core Equity Fund (Series I Shares)                    (23.61%)     (4.94%)     6.22%                  10.26%     05/02/1994
AIM V.I. Growth Fund (Series I Shares)                         (34.55%)    (11.64%)     2.85%                   7.74%     05/05/1993
AIM V.I. Premier Equity Fund (Series I Shares)                 (13.44%)     (2.01%)     8.60%                  12.29%     05/05/1993
Calvert Social Balanced Portfolio(1)                            (7.87%)     (0.61%)     6.09%       7.71%
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)          (13.12%)     (0.40%)     9.34%                  14.62%     01/03/1995
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)(1)       (5.91%)      2.07%      8.31%      12.48%
Fidelity(R)VIP Growth Portfolio (Initial Class)(1)             (18.48%)     (0.75%)    10.55%      12.27%
Fidelity(R)VIP Overseas Portfolio (Initial Class)(1)           (21.96%)     (4.08%)     1.71%       4.84%
Franklin Small Cap Value Securities Fund (Class 2 Shares)       12.66%      11.87%                              2.20%     05/01/1998
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) (40.06%)     (3.34%)     6.01%                  11.40%     09/13/1993
Janus Aspen Balanced Portfolio (Institutional Shares)           (5.62%)      4.65%     12.99%                  13.18%     09/13/1993
Janus Aspen Flexible Income Portfolio (Institutional Shares)     6.66%       4.12%      6.17%                   7.07%     09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)            (25.49%)     (3.50%)     7.96%                  10.72%     09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)  (23.21%)      1.44%     10.01%                  14.61%     09/13/1993
Lord Abbett Growth and Income Portfolio (Class VC Shares)(1)    (7.65%)      6.96%     11.03%      12.99%
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)            6.98%                                         22.37%     09/15/1999
------------------------------------------------------------------------------------------------------------------------------------


                                                               ---------------------------------------------------------------------
                                                                                                                              FUND
                                                                                  NON-STANDARDIZED                         INCEPTION
                                                                                                                              DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                            SUBACCOUNT                          1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA(1)                       (12.92%)     12.45%     14.25%      12.78%
Oppenheimer Strategic Bond Fund/VA                               3.80%       2.40%      3.32%                   4.56%     05/03/1993
Pioneer Equity Income VCT Portfolio (Class I Shares)            (7.89%)      1.63%     11.12%                  13.45%     03/01/1995
Pioneer Fund VCT Portfolio (Class I Shares)                    (11.73%)      0.50%                              7.16%     10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)             5.43%      11.30%     10.11%                  11.78%     03/01/1995
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)      These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 1.19%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT I
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-7

Statements of Changes in Net Assets.........................     S-7

Condensed Financial Information.............................     S-8

Notes to Financial Statements...............................    S-12

Report of Independent Auditors..............................    S-30

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                     Net
                                                                  Shares            Cost          Assets
                                                                  ------            ----          ------
  Aetna Ascent VP                                                 71,660    $  1,041,080    $    913,671
  Aetna Balanced VP, Inc.                                        806,827      11,166,059       9,754,542
  Aetna Bond VP                                                  801,093      10,602,787      10,374,155
  Aetna Crossroads VP                                             54,818         732,178         674,804
  Aetna Growth and Income VP                                     879,975      17,623,937      17,194,709
  Aetna Growth VP                                                377,372       4,574,067       3,637,868
  Aetna Index Plus Large Cap VP                                  827,971      13,191,077      11,475,680
  Aetna Index Plus Mid Cap VP                                      2,861          38,017          38,736
  Aetna Index Plus Small Cap VP                                    2,724          31,893          31,595
  Aetna International VP                                          48,482         385,623         383,004
  Aetna Legacy VP                                                170,836       2,004,027       2,048,324
  Aetna Money Market VP                                        2,758,666      36,688,952      36,764,191
  Aetna Small Company VP                                         542,363       8,760,492       9,046,607
  Aetna Technology VP                                            162,269         719,899         735,078
  Aetna Value Opportunity VP                                     507,014       7,386,748       6,717,938
  AIM V.I. Funds:
    Capital Appreciation Fund                                        163           4,137           3,550
    Growth and Income Fund                                        63,395       1,342,815       1,280,571
    Growth Fund                                                   89,343       1,751,198       1,462,541
    Value Fund                                                    53,827       1,304,806       1,256,849
  Alger American Funds:
    Balanced Portfolio                                           100,423       1,424,744       1,313,535
    Income and Growth Portfolio                                  284,231       3,847,960       3,004,326
    Leveraged AllCap Portfolio                                    84,652       3,861,335       2,670,760
  American Century Investments:
    Balanced Fund                                                 51,024         374,648         336,251
    International Fund                                           148,516       1,479,879         978,718
  Calvert Social Balanced Portfolio                              126,337         260,219         222,226
  Federated Insurance Series:
    American Leaders Fund II                                   6,117,082     110,346,616     117,753,826
    Equity Income Fund II                                      1,833,401      24,531,076      22,899,175
    Growth Strategies Fund II                                  1,818,947      34,187,366      32,104,420
    High Income Bond Fund II                                   2,325,833      22,886,941      17,955,433
    International Equity Fund II                               1,797,910      27,757,091      20,460,211
    Prime Money Fund II                                        5,174,871       5,174,871       5,174,871
    U.S. Government Securities Fund II                           503,052       5,481,835       5,749,883
    Utility Fund II                                            1,445,836      18,602,407      14,993,320
  Fidelity-Registered Trademark- Investments Variable
    Insurance Products Funds:
    Asset Manager Portfolio -- Initial Class                     423,623       6,785,481       6,146,763
    Contrafund-Registered Trademark- Portfolio -- Initial
      Class                                                    1,397,503      32,708,464      28,131,732
    Equity-Income Portfolio -- Initial Class                   2,000,409      47,290,791      45,509,310
    Growth Portfolio -- Initial Class                            945,073      41,888,118      31,763,891
    High Income Portfolio -- Initial Class                     1,244,844      10,790,639       7,979,452
    Index 500 Portfolio -- Initial Class                         250,565      33,651,656      32,591,009
    Investment Grade Bond Portfolio -- Initial Class              71,116         862,598         918,823
    Overseas Portfolio -- Initial Class                          204,183       4,071,412       2,834,058

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                                                     Net
                                                                  Shares            Cost          Assets
                                                                  ------            ----          ------
  Janus Aspen Series:
    Aggressive Growth Portfolio -- I Shares                      620,864    $ 13,946,352    $ 13,646,592
    Balanced Portfolio -- I Shares                               870,021      21,130,267      19,636,371
    Flexible Income Portfolio -- I Shares                        624,274       7,249,696       7,279,040
    Growth Portfolio -- I Shares                                 965,121      23,032,540      19,186,595
    Worldwide Growth Portfolio -- I Shares                     1,914,225      70,413,618      54,631,969
  MFS-Registered Trademark- Series Funds:
    Global Government Series                                      55,445         556,843         559,443
    Total Return Series                                        1,078,217      19,948,108      20,065,619
  Oppenheimer Funds:
    Aggressive Growth Fund/VA                                    136,769       5,409,275       5,569,253
    Global Securities Fund/VA                                    238,821       5,831,648       5,454,667
    Main Street Growth & Income Fund/VA                          488,696      10,739,915       9,280,344
    Strategic Bond Fund/VA                                       895,586       4,118,109       4,137,605
  Pilgrim Funds:
    Emerging Markets Fund                                         63,534         443,340         313,223
    Natural Resources Trust Fund                                  40,842         553,818         506,441
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities Portfolio -- I Class           214,489       9,165,230       5,816,942
    PPI MFS Emerging Equities Portfolio -- I Class               499,337      19,978,163      20,338,008
    PPI MFS Research Growth Portfolio -- I Class               1,570,074      19,817,023      12,717,599
    PPI Scudder International Growth Portfolio -- I Class        145,150       2,115,226       1,455,851
    PPI T. Rowe Price Growth Equity Portfolio -- I Class         561,486      32,044,859      25,446,561
                                                                            ------------    ------------
NET ASSETS                                                                  $824,109,969    $741,328,529
                                                                            ============    ============

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.......................    $    913,671
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.......................       9,692,929
    Annuity contracts in payment period.....................          61,613
Aetna Bond VP
    Annuity contracts in accumulation.......................      10,330,244
    Annuity contracts in payment period.....................          43,911
Aetna Crossroads VP
    Annuity contracts in accumulation.......................         674,804
Aetna Growth and Income VP
    Annuity contracts in accumulation.......................      17,061,229
    Annuity contracts in payment period.....................         133,480
Aetna Growth VP
    Annuity contracts in accumulation.......................       3,512,152
    Annuity contracts in payment period.....................         125,716
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.......................      11,286,397
    Annuity contracts in payment period.....................         189,283
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.......................          38,736
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.......................          31,595
Aetna International VP
    Annuity contracts in accumulation.......................         383,004
Aetna Legacy VP
    Annuity contracts in accumulation.......................       1,978,206
    Annuity contracts in payment period.....................          70,118
Aetna Money Market VP
    Annuity contracts in accumulation.......................      36,760,625
    Annuity contracts in payment period.....................           3,566
Aetna Small Company VP
    Annuity contracts in accumulation.......................       8,643,886
    Annuity contracts in payment period.....................         402,721
Aetna Technology VP
    Annuity contracts in accumulation.......................         735,078
Aetna Value Opportunity VP
    Annuity contracts in accumulation.......................       6,717,938
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.......................           3,550
  Growth and Income Fund
    Annuity contracts in accumulation.......................       1,273,777
    Annuity contracts in payment period.....................           6,794
  Growth Fund
    Annuity contracts in accumulation.......................       1,462,541
  Value Fund
    Annuity contracts in accumulation.......................       1,256,849

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.......................    $  1,313,535
  Income and Growth Portfolio
    Annuity contracts in accumulation.......................       3,004,326
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.......................       2,670,760
American Century Investments:
  Balanced Fund
    Annuity contracts in accumulation.......................         336,251
  International Fund
    Annuity contracts in accumulation.......................         978,718
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.......................         222,226
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.......................     117,489,907
    Annuity contracts in payment period.....................         263,919
  Equity Income Fund II
    Annuity contracts in accumulation.......................      22,760,751
    Annuity contracts in payment period.....................         138,424
  Growth Strategies Fund II
    Annuity contracts in accumulation.......................      32,104,420
  High Income Bond Fund II
    Annuity contracts in accumulation.......................      17,950,549
    Annuity contracts in payment period.....................           4,884
  International Equity Fund II
    Annuity contracts in accumulation.......................      20,405,682
    Annuity contracts in payment period.....................          54,529
  Prime Money Fund II
    Annuity contracts in accumulation.......................       5,174,871
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.......................       5,749,883
  Utility Fund II
    Annuity contracts in accumulation.......................      14,916,611
    Annuity contracts in payment period.....................          76,709
Fidelity-Registered Trademark- Investments Variable
  Insurance Products Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       6,146,763
  Contrafund-Registered Trademark- Portfolio -- Initial
    Class
    Annuity contracts in accumulation.......................      28,131,732
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................      45,509,310
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.......................      31,763,891
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       7,979,452
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.......................      32,591,009
  Investment Grade Bond Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         918,823

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.......................    $  2,834,058
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................      13,646,592
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.......................      19,636,371
  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.......................       7,279,040
  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................      19,061,924
    Annuity contracts in payment period.....................         124,671
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................      54,487,817
    Annuity contracts in payment period.....................         144,152
MFS-Registered Trademark- Series Funds:
  Global Government Series
    Annuity contracts in accumulation.......................         559,443
  Total Return Series
    Annuity contracts in accumulation.......................      20,065,619
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.......................       5,569,253
  Global Securities Fund/VA
    Annuity contracts in accumulation.......................       5,454,667
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.......................       9,280,344
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.......................       4,131,410
    Annuity contracts in payment period.....................           6,195
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.......................         313,223
  Natural Resources Trust Fund
    Annuity contracts in accumulation.......................         506,441
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I Class
    Annuity contracts in accumulation.......................       5,774,725
    Annuity contracts in payment period.....................          42,217
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.......................      20,332,384
    Annuity contracts in payment period.....................           5,624
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................      12,717,599
  PPI Scudder International Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................       1,443,377
    Annuity contracts in payment period.....................          12,474
  PPI T. Rowe Price Growth Equity Portfolio -- I Class
    Annuity contracts in accumulation.......................      25,360,152
    Annuity contracts in payment period.....................          86,409
                                                                ------------
                                                                $741,328,529
                                                                ============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I

STATEMENT OF OPERATIONS

                                                                    YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.................................................      $  41,088,626
Expenses: (Notes 2 and 5)
  Valuation period deductions...............................        (11,184,034)
                                                                  -------------
Net investment income.......................................      $  29,904,592
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes 1, 4 and
  5)
  Proceeds from sales.......................................      $ 591,763,235
  Cost of investments sold..................................       (676,686,708)
                                                                  -------------
  Net realized loss on investments..........................        (84,923,473)
                                                                  -------------
Net unrealized loss on investments: (Note 5)
  Beginning of year.........................................         (3,669,833)
  End of year...............................................        (82,781,440)
                                                                  -------------
    Net change in unrealized loss on investments............        (79,111,607)
                                                                  -------------
Net realized and unrealized loss on investments.............       (164,035,080)
                                                                  -------------
Net decrease in net assets resulting from operations........      $(134,130,488)
                                                                  =============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED DECEMBER 31,
                                                                    2001              2000
                                                                    ----              ----
FROM OPERATIONS:
Net investment income.......................................    $  29,904,592    $   66,563,706
Net realized (loss) gain on investments.....................      (84,923,473)       83,433,133
Net change in unrealized loss on investments................      (79,111,607)     (260,515,994)
                                                                -------------    --------------
Net decrease in net assets resulting from operations........     (134,130,488)     (110,519,155)
                                                                -------------    --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments.................       29,601,086        10,489,343
Transfer from the Company for mortality guarantee
  adjustments...............................................        1,995,507           179,254
Transfers (to) from the Company's other variable annuity
  accounts..................................................       (4,142,402)        4,427,094
Redemptions by contract holders.............................      (77,006,331)      (87,822,341)
Annuity payments............................................         (463,526)         (389,897)
Other.......................................................          167,715           502,034
                                                                -------------    --------------
  Net decrease in net assets from unit transactions (Note
    6)......................................................      (49,847,951)      (72,614,513)
                                                                -------------    --------------
Change in net assets........................................     (183,978,439)     (183,133,668)
NET ASSETS:
Beginning of year...........................................      925,306,968     1,108,440,636
                                                                -------------    --------------
End of year.................................................    $ 741,328,529    $  925,306,968
                                                                =============    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                   1.00% to 1.40%       1.58%
AICA I                           $17.018   $14.841   (12.79%)                                      57,016.8   $    846,187
AICA II                           11.143     9.733   (12.65%)                                       6,933.5         67,484
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC:                                            1.00% to 1.40%       6.16%
AICA I                            18.018    17.016    (5.56%)                                     315,542.5      5,369,271
AICA II                           12.462    11.787    (5.42%)                                      97,168.2      1,145,321
AICA III                          10.334     9.800    (5.17%)                                     324,320.1      3,178,337
Annuity contracts in payment
  period                                                                                                            61,613
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                     1.00% to 1.40%       6.63%
AICA I                            12.637    13.549     7.22%                                      580,830.5      7,869,672
AICA II                           11.256    12.087     7.38%                                      203,571.8      2,460,572
Annuity contracts in payment
  period                                                                                                            43,911
--------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                               1.00% to 1.40%       2.79%
AICA I                            15.792    14.481    (8.30%)                                      33,976.7        492,016
AICA II                           11.084    10.179    (8.16%)                                      17,957.4        182,788
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                        1.00% to 1.40%       0.62%
AICA I                            18.765    15.096   (19.55%)                                     896,572.8     13,534,663
AICA II                           11.278     9.087   (19.43%)                                     384,289.9      3,492,042
AICA III                           9.029     7.593   (15.90%)  (1)                                  4,546.8         34,524
Annuity contracts in payment
  period                                                                                                           133,480
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                   1.00% to 1.40%      10.59%
AICA I                            20.638    14.840   (28.09%)                                     109,808.6      1,629,560
AICA II                           15.039    10.831   (27.98%)                                      50,861.6        550,882
AICA III                           9.844     7.108   (27.79%)                                     187,353.7      1,331,710
Annuity contracts in payment
  period                                                                                                           125,716
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                     1.00% to 1.40%       4.80%
AICA I                            20.478    17.439   (14.84%)                                     345,653.0      6,027,842
AICA II                           13.766    11.741   (14.71%)                                     182,887.1      2,147,278
AICA III                           9.676     8.275   (14.48%)                                     375,985.1      3,111,277
Annuity contracts in payment
  period                                                                                                           189,283
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                                1.00%       8.59%
AICA III                          12.315    12.542     1.84%   (1)                                  3,088.5         38,736
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                              1.00%      10.40%
AICA III                          11.542    11.953     3.56%   (2)                                  2,643.3         31,595
--------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                            1.00% to 1.40%       0.09%
AICA I                            11.434     8.581   (24.95%)                                      32,298.8        277,156
AICA II                           11.481     8.630   (24.83%)                                       4,136.7         35,700
AICA III                           9.606     7.239   (24.64%)                                       9,690.3         70,148
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                   1.00% to 1.40%       3.63%
AICA I                            15.088    14.522    (3.75%)                                     114,194.1      1,658,326
AICA II                           11.362    10.953    (3.60%)                                      29,204.8        319,880
Annuity contracts in payment
  period                                                                                                            70,118
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                             1.00% to 1.40%       4.11%
AICA I                            12.319    12.624     2.48%                                     2,045,639.8    25,824,157
AICA II                           11.306    11.603     2.63%                                      896,013.1     10,396,440
AICA III                          10.756    10.908     1.41%   (3)                                 49,507.5        540,028
Annuity contracts in payment
  period                                                                                                             3,566
--------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                            1.00% to 1.40%       3.07%
AICA I                            18.458    18.926     2.54%                                      342,593.7      6,483,928
AICA II                           13.243    13.599     2.69%                                      104,124.0      1,415,982
AICA III                          11.894    12.246     2.96%                                       60,752.6        743,976
Annuity contracts in payment
  period                                                                                                           402,721
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                               1.00% to 1.40%       0.00%
AICA I                             5.824     4.424   (24.04%)                                      74,228.5        328,387
AICA II                            5.830     4.435   (23.93%)                                       2,709.6         12,017
AICA III                           5.841     4.454   (23.75%)                                      88,611.1        394,674
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                        1.00% to 1.40%       5.60%
AICA I                           $20.480   $18.250   (10.89%)                                     310,005.4   $  5,657,598
AICA II                           14.964    13.355   (10.75%)                                      76,652.4      1,023,693
AICA III                          11.024    10.046    (8.87%)  (1)                                  3,647.9         36,647
--------------------------------------------------------------------------------------------------------------------------
AIM VI FUNDS:
CAPITAL APPRECIATION FUND:                                         1.00% to 1.25%      12.41%
AICA III                          10.549     8.012   (24.05%)                                         443.1          3,550
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                            1.00% to 1.25%       0.09%
AICA III                           9.582     7.320   (23.61%)                                     174,013.3      1,273,777
Annuity contracts in payment
  period                                                                                                             6,794
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                       1.00% to 1.25%       0.43%
AICA III                           8.731     5.714   (34.56%)                                     255,957.5      1,462,541
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                        1.00% to 1.25%       4.22%
AICA III                           9.132     7.905   (13.44%)                                     158,994.2      1,256,849
--------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:                                                1.25% to 1.40%       3.23%
AICA I                            20.049    19.385    (3.31%)                                      67,760.4      1,313,535
--------------------------------------------------------------------------------------------------------------------------
INCOME AND GROWTH PORTFOLIO:                                       1.25% to 1.40%       7.41%
AICA I                            27.185    22.963   (15.53%)                                     130,833.3      3,004,326
--------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:                                        1.25% to 1.40%       3.44%
AICA I                            26.739    22.163   (17.11%)                                     120,505.3      2,670,760
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS:
BALANCED FUND:                                                     1.25% to 1.40%       6.24%
AICA I                            15.322    14.572    (4.89%)                                      23,075.1        336,251
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:                                                1.25% to 1.40%      10.52%
AICA I                            21.031    14.685   (30.17%)                                      66,647.5        978,718
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED
  PORTFOLIO:                                                       1.00% to 1.40%       5.66%
AICA I                            12.089    11.092    (8.25%)                                      11,651.6        129,239
AICA II                           11.882    10.919    (8.10%)                                       8,516.1         92,987
--------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:                                          1.25% to 1.40%       2.00%
AICA I                            21.916    20.697    (5.56%)                                    5,676,663.6   117,489,907
Annuity contracts in payment
  period                                                                                                           263,919
--------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:                                             1.25% to 1.40%       1.95%
AICA I                            14.335    12.581   (12.24%)                                    1,809,136.9    22,760,751
Annuity contracts in payment
  period                                                                                                           138,424
--------------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:                                         1.25% to 1.40%       1.60%
AICA I                            24.528    18.770   (23.48%)                                    1,710,411.3    32,104,420
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:                                          1.25% to 1.40%      10.78%
AICA I                            12.260    12.254    (0.05%)                                    1,464,872.6    17,950,549
Annuity contracts in payment
  period                                                                                                             4,884
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:                                      1.25% to 1.40%      13.04%
AICA I                            20.424    14.212   (30.42%)                                    1,435,806.5    20,405,682
Annuity contracts in payment
  period                                                                                                            54,529
--------------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:                                               1.25% to 1.40%       3.90%
AICA I                            12.129    12.405     2.28%                                      417,160.1      5,174,871
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
  FUND II:                                                         1.25% to 1.40%       3.69%
AICA I                            13.175    13.903     5.53%                                      413,571.4      5,749,883
--------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:                                                   1.25% to 1.40%       3.52%
AICA I                            15.612    13.280   (14.94%)                                    1,123,238.8    14,916,611
Annuity contracts in payment
  period                                                                                                            76,709
--------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS
  VARIABLE INSURANCE PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                          1.25% to 1.40%       5.71%
AICA I                            16.348    15.458    (5.44%)                                     322,613.0      4,986,951
AICA II                           11.621    11.005    (5.30%)                                     105,389.6      1,159,812
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED
  TRADEMARK- PORTFOLIO --
  INITIAL CLASS:                                                   1.00% to 1.40%       3.67%
AICA I                           $21.400   $18.515   (13.48%)                                    1,299,124.5  $ 24,053,291
AICA II                           14.186    12.292   (13.35%)                                     331,462.7      4,074,339
AICA III                           9.827     8.863    (9.81%)  (1)                                    462.8          4,102
--------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO --
  INITIAL CLASS:                                                   1.00% to 1.40%       6.50%
AICA I                            18.474    17.311    (6.30%)                                    2,297,363.6    39,769,662
AICA II                           12.148    11.401    (6.15%)                                     502,915.8      5,733,743
AICA III                           9.897    10.142     2.48%   (2)                                    582.2          5,905
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL
  CLASS:                                                           1.00% to 1.40%       7.38%
AICA I                            21.792    17.693   (18.81%)                                    1,296,070.6    22,931,378
AICA II                           15.812    12.858   (18.68%)                                     313,459.9      4,030,468
AICA III                           9.861     8.039   (18.48%)                                     597,343.6      4,802,045
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO --
  INITIAL CLASS:                                                   1.25% to 1.40%      17.37%
AICA I                            10.180     8.859   (12.98%)                                     773,714.6      6,854,338
AICA II                            7.541     6.572   (12.85%)                                     171,198.1      1,125,114
--------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL
  CLASS:                                                           1.25% to 1.40%       1.19%
AICA I                            22.383    19.397   (13.34%)                                    1,469,435.3    28,502,636
AICA II                           13.067    11.342   (13.20%)                                     360,463.1      4,088,373
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO --
  INITIAL CLASS:                                                   1.25% to 1.40%       5.53%
AICA I                            12.910    13.806     6.94%                                       66,552.4        918,823
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:                                                           1.00% to 1.40%      14.13%
AICA I                            15.701    12.203   (22.28%)                                     195,449.4      2,385,069
AICA II                           11.800     9.185   (22.16%)                                      48,882.9        448,989
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                           1.00% to 1.40%       0.00%
AICA I                            24.996    14.921   (40.31%)                                     678,545.0     10,124,570
AICA II                           19.488    11.651   (40.21%)                                      84,895.5        989,117
AICA III                           8.815     5.284   (40.06%)                                     479,353.7      2,532,905
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I
  SHARES:                                                          1.00% to 1.40%       2.54%
AICA I                            23.121    21.723    (6.05%)                                     735,326.2     15,973,491
AICA II                           15.335    14.430    (5.90%)                                     253,440.8      3,657,151
AICA III                           9.772     9.842     0.72%   (5)                                    582.1          5,729
--------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:                                                          1.00% to 1.40%       5.65%
AICA I                            13.857    14.719     6.22%                                      421,253.2      6,200,426
AICA II                           11.159    11.871     6.38%                                       90,861.3      1,078,614
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                      1.00% to 1.40%       0.26%
AICA I                            23.570    17.490   (25.80%)                                     947,185.6     16,566,276
AICA II                           15.338    11.399   (25.68%)                                     218,935.7      2,495,648
Annuity contracts in payment
  period                                                                                                           124,671
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                            1.00% to 1.40%       0.44%
AICA I                            27.649    21.143   (23.53%)                                    2,245,675.7    47,480,321
AICA II                           16.175    12.388   (23.41%)                                     414,974.8      5,140,708
AICA III                          10.267     7.883   (23.22%)                                     236,811.9      1,866,788
Annuity contracts in payment
  period                                                                                                           144,152
--------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-
  SERIES FUNDS:
GLOBAL GOVERNMENT SERIES:                                          1.25% to 1.40%       3.16%
AICA I                            10.799    11.153     3.28%                                       48,321.9        538,934
AICA II                           10.487    10.847     3.43%                                        1,890.8         20,509
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:                                               1.25% to 1.40%       5.25%
AICA I                            16.782    16.586    (1.17%)                                     982,896.6     16,302,323
AICA II                           12.762    12.633    (1.01%)                                     297,894.1      3,763,296
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:                                         1.25% to 1.40%      15.42%
AICA I                            21.423    14.517   (32.24%)                                     314,679.5      4,568,203
AICA II                           17.302    11.742   (32.14%)                                      85,253.8      1,001,050
--------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                         1.00% to 1.40%       8.61%
AICA I                            21.023    18.231   (13.28%)                                     160,239.3      2,921,322
AICA II                           17.784    15.446   (13.15%)                                      36,232.0        559,640

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit                                                       Units
                                     --------                                                    Outstanding   Net Assets
                                Beginning  End of    Total            Expense       Investment     at End        at End
                                 of Year    Year     Return            Ratio       Income Ratio    of Year      of Year
--------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:
  (continued):
AICA III                         $12.647   $11.013   (12.92%)                                     179,215.9   $  1,973,705
--------------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME
  FUND/VA:                                                         1.25% to 1.40%       0.55%
AICA I                            14.248    12.620   (11.43%)                                     558,484.3      7,048,072
AICA II                           10.948     9.712   (11.29%)                                     229,846.8      2,232,272
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                            1.00% to 1.40%       5.71%
AICA I                            11.206    11.583     3.36%                                      274,579.3      3,180,452
AICA II                           10.330    10.694     3.52%                                       75,249.3        804,716
AICA III                          10.439    10.619     1.72%   (4)                                 13,771.7        146,242
Annuity contracts in payment
  period                                                                                                             6,195
--------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:                                             1.25% to 1.40%      21.63%
AICA I                             8.417     7.434   (11.68%)                                      42,133.8        313,223
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                      1.25% to 1.40%       0.00%
AICA I                            14.506    12.023   (17.12%)                                      42,122.7        506,441
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%      16.63%
AICA I                            17.303    12.836   (25.82%)                                     329,528.0      4,229,822
AICA II                           16.424    12.203   (25.70%)                                     126,600.3      1,544,903
Annuity contracts in payment
  period                                                                                                            42,217
--------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%       6.42%
AICA I                            14.097    10.395   (26.26%)                                    1,798,490.5    18,695,309
AICA II                           12.362     9.130   (26.14%)                                     178,925.7      1,633,592
AICA III                           8.678     6.425   (25.96%)                                         542.1          3,483
Annuity contracts in payment
  period                                                                                                             5,624
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%      20.94%
AICA I                            12.274     9.574   (22.00%)                                    1,177,274.2    11,271,223
AICA II                           13.442    10.501   (21.88%)                                     137,737.0      1,446,376
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I
  CLASS:                                                           1.00% to 1.40%      24.41%
AICA I                            14.415    10.384   (27.96%)                                     105,209.0      1,092,490
AICA II                           13.658     9.855   (27.84%)                                      35,605.0        350,887
Annuity contracts in payment
  period                                                                                                            12,474
--------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY
  PORTFOLIO -- I CLASS:                                            1.00% to 1.40%      15.48%
AICA I                            20.694    18.318   (11.48%)                                    1,299,610.4    23,806,264
AICA II                           14.433    12.795   (11.35%)                                     121,444.9      1,553,888
Annuity contracts in payment
  period                                                                                                            86,409
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                         $741,328,529
==========================================================================================================================

       AICA I                     Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995.
       AICA II                    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 1, 1998.
       AICA III                   Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since September 14, 2000.

       NOTES TO CONDENSED FINANCIAL INFORMATION:
        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2001.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2001.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2001.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2001.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2001.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Fidelity-Registered Trademark- Investments Variable
   Aetna Balanced VP, Inc.                   Insurance Products Funds:
   Aetna Bond VP                             - Asset Manager Portfolio -- Initial Class
   Aetna Crossroads VP                       - Contrafund-Registered Trademark- Portfolio -- Initial
   Aetna Growth and Income VP                Class
   Aetna Growth VP                           - Equity-Income Portfolio -- Initial Class
   Aetna Index Plus Large Cap VP             - Growth Portfolio -- Initial Class
   Aetna Index Plus Mid Cap VP               - High Income Portfolio -- Initial Class
   Aetna Index Plus Small Cap VP             - Index 500 Portfolio -- Initial Class
   Aetna International VP                    - Investment Grade Bond Portfolio -- Initial Class
   Aetna Legacy VP                           - Overseas Portfolio -- Initial Class
   Aetna Money Market VP                     Janus Aspen Series:
   Aetna Small Company VP                    - Aggressive Growth Portfolio -- I Shares
   Aetna Technology VP                       - Balanced Portfolio -- I Shares
   Aetna Value Opportunity VP                - Flexible Income Portfolio -- I Shares
   AIM V.I. Funds:                           - Growth Portfolio -- I Shares
   - Capital Appreciation fund               - Worldwide Growth Portfolio -- I Shares
   - Growth and Income Fund                  MFS-Registered Trademark- Series Funds:
   - Growth Fund                             - Global Government Series
   - Value fund                              - Total Return Series
   Alger American Funds:                     Oppenheimer Funds:
   - Balanced Portfolio                      - Aggressive Growth Fund/VA
   - Income and Growth Portfolio             - Global Securities Fund/VA
   - Leveraged AllCap Portfolio              - Main Street Growth & Income Fund/VA
   American Century Investments:             - Strategic Bond Fund/VA
   - Balanced Fund                           Pilgrim Funds:
   - International Fund                      - Emerging Markets Fund
   Calvert Social Balanced Portfolio         - Natural Resources Trust Fund
   Federated Insurance Series:               Portfolio Partners, Inc. (PPI):
   - American Leaders Fund II                - PPI MFS Capital Opportunities Portfolio -- I Class
   - Equity Income Fund II                   - PPI MFS Emerging Equities Portfolio -- I Class
   - Growth Strategies Fund II               - PPI MFS Research Growth Portfolio -- I Class
   - High Income Bond Fund II                - PPI Scudder International Growth Portfolio -- I Class
   - International Equity Fund II            - PPI T. Rowe Price Growth Equity Portfolio -- I Class
   - Prime Money Fund II
   - U.S. Government Securities Fund II
   - Utility Fund II

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83 Group Annuity Mortality tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $571,819,876 and $591,763,235, respectively.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                  $     17,601  $    (14,820) $      297,833  $      (326,569)
 AETNA BALANCED VP
 Annuity contracts in
   accumulation                       545,024      (113,566)      1,496,296       (1,821,923)
 AETNA BOND VP
 Annuity contracts in
   accumulation                       576,836      (121,566)      6,354,975       (6,048,874)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                        20,601       (10,361)        494,278         (515,082)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation                       127,416      (279,424)     35,463,147      (42,403,266)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                       555,784       (56,167)      5,001,075       (6,915,011)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation                       563,821      (168,030)      6,812,009       (9,195,020)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                         1,664          (201)            170             (182)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                         1,643          (243)            243             (258)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                           497        (6,391)      1,064,589       (1,341,266)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                        65,866       (23,088)      3,036,056       (3,141,091)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation                     1,353,879      (431,611)    186,462,798     (186,523,523)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                       264,367       (94,255)      5,702,160       (5,900,886)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                             0        (8,803)      2,186,313       (2,493,949)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                       379,350      (105,839)      5,488,398       (6,061,057)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                           266           (11)             17              (22)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                           590        (7,530)        115,251         (135,059)
   GROWTH FUND
 Annuity contracts in
   accumulation                         3,458       (11,645)        135,241         (187,980)
   VALUE FUND
 Annuity contracts in
   accumulation                        26,552        (6,393)        115,879         (122,258)
 -------------------------------------------------------------------------------------------

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation                  $    (28,736)  $      5,339  $    (127,409) $      (132,748) $    (158,703)
AETNA BALANCED VP
Annuity contracts in
  accumulation                      (325,627)      (906,974)    (1,411,517)        (504,543)      (398,712)
AETNA BOND VP
Annuity contracts in
  accumulation                       306,101        (23,910)      (228,632)        (204,722)       556,649
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                       (20,804)         3,538        (57,374)         (60,912)       (71,476)
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                    (6,940,119)    (2,848,831)      (429,228)       2,419,603     (4,672,524)
AETNA GROWTH VP
Annuity contracts in
  accumulation                    (1,913,936)      (831,114)      (936,199)        (105,085)    (1,519,404)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    (2,383,011)    (1,472,134)    (1,715,397)        (243,263)    (2,230,483)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                           (12)             0            719              719          2,170
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                           (15)             0           (298)            (298)         1,087
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      (276,677)      (141,620)        (2,619)         139,001       (143,570)
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (105,035)        24,438         44,297           19,859        (42,398)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       (60,725)       153,742         75,239          (78,503)       783,040
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                      (198,726)       170,771        286,115          115,344         86,730
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (307,636)       (83,453)        15,179           98,632       (217,807)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      (572,659)        99,283       (668,810)        (768,093)    (1,067,241)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                            (5)             0           (587)            (587)          (337)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                       (19,808)           (33)       (62,244)         (62,211)       (88,959)
  GROWTH FUND
Annuity contracts in
  accumulation                       (52,739)        (1,749)      (288,657)        (286,908)      (347,834)
  VALUE FUND
Annuity contracts in
  accumulation                        (6,379)           (47)       (47,957)         (47,910)       (34,130)
----------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                  $     46,022  $    (19,967) $      203,447  $      (216,842)
   INCOME AND GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                       271,195       (49,834)        687,574         (882,699)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                       111,478       (43,211)        507,941         (762,919)
 AMERICAN CENTURY INVESTMENTS:
   BALANCED FUND
 Annuity contracts in
   accumulation                        22,444        (5,018)         33,376          (37,076)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                       150,435       (18,645)        396,240         (544,021)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                        12,503        (2,940)         76,362          (87,393)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                     2,525,904    (1,755,560)     13,569,808       (9,720,267)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                       497,897      (348,828)      3,946,936       (3,760,572)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                       635,302      (512,967)      5,796,354       (3,742,612)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                     2,044,322      (274,130)      2,917,363       (3,845,864)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                     3,600,254      (366,196)      4,922,917       (3,959,532)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                       181,926       (71,675)      4,475,166       (4,475,166)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                       202,235       (76,302)      1,092,776       (1,051,581)
   UTILITY FUND II
 Annuity contracts in
   accumulation                       617,213      (246,308)      2,788,536       (2,719,621)
 FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       365,888       (85,115)        839,907         (948,369)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     1,228,425      (429,144)     10,192,812      (12,021,320)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     3,071,970      (654,572)     15,560,492      (16,401,097)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     2,636,704      (472,628)      8,574,632      (12,012,964)
 -------------------------------------------------------------------------------------------

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                  $    (13,395)  $    (50,005) $    (111,209) $       (61,204) $     (48,544)
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (195,125)      (143,089)      (843,634)        (700,545)      (674,309)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                      (254,978)      (709,344)    (1,190,575)        (481,231)      (667,942)
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                        (3,700)        (6,321)       (38,397)         (32,076)       (18,350)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      (147,781)         9,200       (501,161)        (510,361)      (526,352)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (11,031)       (19,107)       (37,993)         (18,886)       (20,354)
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                     3,849,541     19,350,725      7,407,210      (11,943,515)    (7,323,630)
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       186,364      2,170,245     (1,631,901)      (3,802,146)    (3,466,713)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                     2,053,742     10,932,979     (2,082,946)     (13,015,925)   (10,839,848)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                      (928,501)    (4,105,106)    (4,931,508)        (826,402)        15,289
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       963,385      6,930,731     (7,296,880)     (14,227,611)   (10,030,168)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                             0              0              0                0        110,251
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                        41,195        157,442        268,048          110,606        277,734
  UTILITY FUND II
Annuity contracts in
  accumulation                        68,915       (366,899)    (3,609,087)      (3,242,188)    (2,802,368)
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (108,462)      (100,921)      (638,718)        (537,797)      (365,486)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (1,828,508)      (541,143)    (4,576,732)      (4,035,589)    (5,064,816)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (840,605)     3,187,493     (1,781,481)      (4,968,974)    (3,392,181)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (3,438,332)    (3,554,670)   (10,124,227)      (6,569,557)    (7,843,813)
----------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  $  1,621,510  $   (150,218) $    5,093,723  $    (6,817,533)
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       454,905      (507,580)     39,924,214      (45,675,032)
   INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                        52,049       (13,168)        121,006         (117,530)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       494,586       (47,327)        801,807       (1,035,916)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                             0      (234,019)     32,890,222      (48,159,912)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       544,771      (293,260)      5,032,711       (5,385,807)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       337,268       (75,676)      1,548,498       (1,486,767)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                        66,500      (351,508)     23,482,949      (31,548,089)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       301,740      (906,339)     37,853,769      (47,940,773)
 MFS-REGISTERED TRADEMARK- SERIES FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                        19,152        (7,008)        423,713         (406,700)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                       968,248      (258,265)      3,561,651       (3,509,348)
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation                     1,180,856       (94,528)     30,495,243      (37,137,322)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                       505,342       (56,117)      4,140,240       (4,579,690)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                        57,897      (139,429)      2,557,287       (2,931,646)
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation                       217,584       (50,682)      1,527,948       (1,548,525)
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation                        82,101        (5,202)         82,383         (126,925)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                             0        (8,609)        119,035         (128,436)
 -------------------------------------------------------------------------------------------

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  $ (1,723,810)  $ (1,330,609) $  (2,811,187) $    (1,480,578) $  (1,733,096)
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (5,750,818)    (1,604,310)    (1,060,647)         543,663     (5,259,830)
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                         3,476         35,195         56,225           21,030         63,387
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (234,109)      (137,265)    (1,237,354)      (1,100,089)      (886,939)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (15,269,690)    (6,177,025)      (299,760)       5,877,265     (9,626,444)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                      (353,096)      (180,796)    (1,493,896)      (1,313,100)    (1,414,685)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                        61,731         51,038         29,344          (21,694)       301,629
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    (8,065,140)    (3,851,667)    (3,845,945)           5,722     (8,344,426)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (10,087,004)    (7,383,229)   (15,781,649)      (8,398,420)   (19,090,023)
MFS-REGISTERED TRADEMARK- SERIES FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                        17,013         17,031          2,600          (14,431)        14,726
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        52,303      1,063,001        117,511         (945,490)      (183,204)
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                    (6,642,079)    (2,171,336)       159,978        2,331,314     (3,224,437)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                      (439,450)       111,756       (376,981)        (488,737)      (478,962)
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                      (374,359)      (642,539)    (1,459,571)        (817,032)    (1,272,923)
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       (20,577)        22,961         19,496           (3,465)       142,860
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                       (44,542)       (42,093)      (130,117)         (88,024)       (55,667)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                        (9,401)        59,873        (47,377)        (107,250)      (125,260)
----------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                  $  1,457,886  $   (116,139) $    4,653,622  $    (6,390,311)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     1,710,294      (356,643)     46,429,855      (62,364,833)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     3,362,741      (213,912)      3,995,619       (6,001,878)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                       373,387       (19,761)        560,062         (705,173)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     4,552,477      (385,660)      9,658,311      (12,365,371)
 TOTAL VARIABLE ANNUITY ACCOUNT
   I                             $ 41,088,626  $(11,184,034) $  591,763,235  $  (676,686,708)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                    Net              Net Unrealized               Net
                                  Realized             Gain (Loss)             Change in
                                Gain (Loss)    ---------------------------    Unrealized       Total Net
                                     on        Beginning of       End         Gain (Loss)     Income from
YEAR ENDED DECEMBER 31, 2001    Investments        Year         of Year     on Investments    Operations
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                  $ (1,736,689)  $   (966,252) $  (3,348,288) $    (2,382,036) $  (2,776,978)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (15,934,978)    (5,105,040)       359,845        5,464,885     (9,116,442)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (2,006,259)    (1,735,142)    (7,099,424)      (5,364,282)    (4,221,712)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      (145,111)        25,966       (659,375)        (685,341)      (476,826)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (2,707,060)    (1,018,807)    (6,598,298)      (5,579,491)    (4,119,734)
TOTAL VARIABLE ANNUITY ACCOUNT
  I                             $(84,923,473)  $ (3,669,833) $ (82,781,440) $   (79,111,607) $(134,130,488)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001
                                                                       Net                 Net
                                                      Net           Change in      Increase (Decrease)           Net Assets
                                      Net           Realized        Unrealized        in Net Assets              ----------
                                  Investment      Gain (Loss)      Gain (Loss)          from Unit         Beginning         End
                                 Income (Loss)   on Investments   on Investments      Transactions         of Year        of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                    $     2,781     $    (28,736)    $   (132,748)      $   (246,395)      $  1,318,769   $    913,671
AETNA BALANCED VP
Annuity contracts in
  accumulation                        431,458         (325,627)        (504,543)         2,210,903          7,929,788      9,692,929
Annuity contracts in payment
  period                                                                                                       12,563         61,613
AETNA BOND VP
Annuity contracts in
  accumulation                        455,270          306,101         (204,722)         2,784,679          6,978,392     10,330,244
Annuity contracts in payment
  period                                                                                                       54,435         43,911
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         10,240          (20,804)         (60,912)           (54,460)           800,740        674,804
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                       (152,008)      (6,940,119)       2,419,603         (2,127,283)        23,792,130     17,061,229
Annuity contracts in payment
  period                                                                                                      202,386        133,480
AETNA GROWTH VP
Annuity contracts in
  accumulation                        499,617       (1,913,936)        (105,085)        (1,704,322)         6,806,404      3,512,152
Annuity contracts in payment
  period                                                                                                       55,190        125,716
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                        395,791       (2,383,011)        (243,263)         1,670,708         11,879,320     11,286,397
Annuity contracts in payment
  period                                                                                                      156,135        189,283
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                          1,463              (12)             719             36,566                  0         38,736
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                          1,400              (15)            (298)            30,508                  0         31,595
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         (5,894)        (276,677)         139,001           (149,455)           676,029        383,004
AETNA LEGACY VP
Annuity contracts in
  accumulation                         42,778         (105,035)          19,859            509,691          1,473,659      1,978,206
Annuity contracts in payment
  period                                                                                                      107,372         70,118
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                        922,268          (60,725)         (78,503)         6,940,132         29,041,019     36,760,625
Annuity contracts in payment
  period                                                                                                            0          3,566
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        170,112         (198,726)         115,344            807,577          7,811,759      8,643,886
Annuity contracts in payment
  period                                                                                                      340,541        402,721
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         (8,803)        (307,636)          98,632            714,957            237,928        735,078
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                        273,511         (572,659)        (768,093)           965,394          6,819,785      6,717,938

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                                  Net                Net
                                                 Net              Change in        Increase (Decrease)     Net Assets
                                 Net             Realized         Unrealized       in Net Assets           ----------
                                 Investment      Gain (Loss)      Gain (Loss)      from Unit             Beginning      End
                                 Income (Loss)   on Investments   on Investments   Transactions          of Year        of Year
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    $       255     $         (5)    $       (587)      $      3,149       $        738   $      3,550
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                         (6,940)         (19,808)         (62,211)         1,368,108              1,422      1,273,777
Annuity contracts in payment
  period                                                                                                            0          6,794
  GROWTH FUND
Annuity contracts in
  accumulation                         (8,187)         (52,739)        (286,908)         1,670,835            139,540      1,462,541
  VALUE FUND
Annuity contracts in
  accumulation                         20,159           (6,379)         (47,910)         1,288,745              2,234      1,256,849
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         26,055          (13,395)         (61,204)          (175,509)         1,537,588      1,313,535
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        221,361         (195,125)        (700,545)          (635,886)         4,314,521      3,004,326
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                         68,267         (254,978)        (481,231)          (464,730)         3,803,432      2,670,760
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                         17,426           (3,700)         (32,076)           (28,358)           382,959        336,251
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                        131,790         (147,781)        (510,361)          (377,285)         1,882,355        978,718
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                          9,563          (11,031)         (18,886)            22,955            219,625        222,226
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                        770,344        3,849,541      (11,943,515)        (9,718,691)       134,492,475    117,489,907
Annuity contracts in payment
  period                                                                                                      303,672        263,919
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                        149,069          186,364       (3,802,146)        (1,891,633)        28,140,360     22,760,751
Annuity contracts in payment
  period                                                                                                      117,161        138,424
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                        122,335        2,053,742      (13,015,925)        (4,303,637)        47,247,905     32,104,420
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                      1,770,192         (928,501)        (826,402)        (2,048,312)        19,977,718     17,950,549
Annuity contracts in payment
  period                                                                                                       10,738          4,884
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                      3,234,058          963,385      (14,227,611)        (4,250,179)        34,698,955     20,405,682
Annuity contracts in payment
  period                                                                                                       41,603         54,529

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                                  Net                Net
                                                 Net              Change in        Increase (Decrease)     Net Assets
                                 Net             Realized         Unrealized       in Net Assets           ----------
                                 Investment      Gain (Loss)      Gain (Loss)      from Unit             Beginning      End
                                 Income (Loss)   on Investments   on Investments   Transactions          of Year        of Year
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                    $   110,251     $          0     $          0       $    906,033       $  4,158,587   $  5,174,871
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                        125,933           41,195          110,606            264,233          5,207,916      5,749,883
  UTILITY FUND II
Annuity contracts in
  accumulation                        370,905           68,915       (3,242,188)        (2,280,808)        20,018,964     14,916,611
Annuity contracts in payment
  period                                                                                                       57,532         76,709
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      1,471,292       (1,723,810)      (1,480,578)         1,207,737          6,672,122      6,146,763
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        (52,675)      (5,750,818)         543,663         (5,442,870)        38,834,432     28,131,732
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        280,773         (108,462)        (537,797)        (3,159,323)        49,034,119     45,509,310
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        799,281       (1,828,508)      (4,035,589)        (2,887,795)        39,716,502     31,763,891
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      2,417,398         (840,605)      (4,968,974)           678,108         10,693,525      7,979,452
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                         38,881            3,476           21,030        (11,605,061)        44,132,683     32,591,009
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        447,259         (234,109)      (1,100,089)           842,489            963,273        918,823
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      2,164,076       (3,438,332)      (6,569,557)         6,509,578          4,168,293      2,834,058
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       (234,019)     (15,269,690)       5,877,265         (2,622,177)        25,895,213     13,646,592
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                        251,511         (353,096)      (1,313,100)        (2,188,863)        23,239,919     19,636,371
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                        261,592           61,731          (21,694)         2,311,603          4,665,808      7,279,040
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       (285,008)      (8,065,140)           5,722         (3,483,471)        30,862,182     19,061,924
Annuity contracts in payment
  period                                                                                                      152,310        124,671
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       (604,599)     (10,087,004)      (8,398,420)       (10,299,668)        83,851,167     54,487,817
Annuity contracts in payment
  period                                                                                                      170,493        144,152

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                                  Net                Net
                                                 Net              Change in        Increase (Decrease)     Net Assets
                                 Net             Realized         Unrealized       in Net Assets           ----------
                                 Investment      Gain (Loss)      Gain (Loss)      from Unit             Beginning      End
                                 Income (Loss)   on Investments   on Investments   Transactions          of Year        of Year
MFS-REGISTERED TRADEMARK- SERIES FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                    $    12,144     $     17,013     $    (14,431)      $   (106,504)      $    651,221   $    559,443
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        709,983           52,303         (945,490)         3,462,087         16,786,736     20,065,619
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      1,086,328       (6,642,079)       2,331,314           (949,420)         9,743,110      5,569,253
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                        449,225         (439,450)        (488,737)          (352,935)         6,286,564      5,454,667
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                        (81,532)        (374,359)        (817,032)        (1,297,756)        11,851,023      9,280,344
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                        166,902          (20,577)          (3,465)           515,411          3,479,334      4,131,410
Annuity contracts in payment
  period                                                                                                            0          6,195
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                         76,899          (44,542)         (88,024)           (77,181)           446,071        313,223
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                         (8,609)          (9,401)        (107,250)          (110,425)           742,126        506,441
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      1,341,747       (1,736,689)      (2,382,036)        (3,120,381)        11,650,204      5,774,725
Annuity contracts in payment
  period                                                                                                       64,097         42,217
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      1,353,651      (15,934,978)       5,464,885         (3,466,847)        32,913,152     20,332,384
Annuity contracts in payment
  period                                                                                                        8,145          5,624
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      3,148,829       (2,006,259)      (5,364,282)        (2,459,787)        19,399,098     12,717,599
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                        353,626         (145,111)        (685,341)           329,773          1,578,267      1,443,377
Annuity contracts in payment
  period                                                                                                       24,637         12,474
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      4,166,817       (2,707,060)      (5,579,491)        (3,812,503)        33,308,638     25,360,152
Annuity contracts in payment
  period                                                                                                       70,160         86,409
TOTAL VARIABLE ANNUITY
  ACCOUNT I                       $29,904,592     $(84,923,473)    $(79,111,607)      $(49,847,951)      $925,306,968   $741,328,529

                  (1)   - Effective May 1, 2001, Lexington Emerging Markets Fund's
                        name changed to Pilgrim Emerging Markets Fund.
                  (2)   - Effective May 1, 2001, Lexington Natural Resources Trust's
                        name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                  $    (2,783)   $        483   $      (23,030)     $   (126,249)     $    1,470,348  $   1,318,769
AETNA BALANCED VP
Annuity contracts in
  accumulation                    1,008,543        (344,523)        (819,876)         (582,669)          8,680,876      7,929,788
Annuity contracts in payment
  period                                                                                                         0         12,563
AETNA BOND VP
Annuity contracts in
  accumulation                      293,076        (348,219)         616,274        (2,522,617)          8,994,313      6,978,392
Annuity contracts in payment
  period                                                                                                         0         54,435
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                        4,115          12,367          (21,077)           25,340             779,995        800,740
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                    2,675,863      (5,592,944)        (566,077)       (3,853,436)         31,151,698     23,792,130
Annuity contracts in payment
  period                                                                                                   179,412        202,386
AETNA GROWTH VP
Annuity contracts in
  accumulation                       15,174         519,262       (1,776,547)        3,037,994           5,009,118      6,806,404
Annuity contracts in payment
  period                                                                                                    56,593         55,190
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    1,435,389           3,800       (3,088,714)       (1,832,712)         15,517,692     11,879,320
Annuity contracts in payment
  period                                                                                                         0        156,135
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      104,905        (160,867)        (179,075)          688,552             222,514        676,029
AETNA LEGACY VP
Annuity contracts in
  accumulation                       11,305          15,398           33,040          (315,006)          1,694,193      1,473,659
Annuity contracts in payment
  period                                                                                                   142,101        107,372
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    1,010,288         572,624          (74,831)       (9,054,238)         36,587,176     29,041,019
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         (695)         11,052            8,166           (83,936)             65,413              0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                      315,096        (702,271)        (510,499)        5,646,085           3,403,889      7,811,759
Annuity contracts in payment
  period                                                                                                         0        340,541
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                       (3,227)       (225,769)         (83,453)          550,377                   0        237,928
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      650,782         (87,605)        (215,059)        2,579,752           3,891,915      6,819,785
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                            0               0                0               738                   0            738
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                           15               0              (33)            1,440                   0          1,422

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  GROWTH FUND
Annuity contracts in
  accumulation                  $        25    $         (6)  $       (1,749)     $    141,270      $            0  $     139,540
  VALUE FUND
Annuity contracts in
  accumulation                           25               0              (47)            2,256                   0          2,234
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      122,338         411,470         (598,236)          (77,236)          1,679,252      1,537,588
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      966,916         923,513       (1,994,256)         (459,153)          4,877,501      4,314,521
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                      420,020       2,294,868       (4,064,300)         (536,911)          5,689,755      3,803,432
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                       11,810         (12,201)         (15,970)          (41,895)            441,215        382,959
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       14,268         695,215       (1,144,670)         (199,883)          2,517,425      1,882,355
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        6,820          12,166          (27,160)          (80,089)            307,888        219,625
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    3,309,039       6,146,559       (8,526,109)      (12,911,028)        146,474,824    134,492,475
Annuity contracts in payment
  period                                                                                                   302,862        303,672
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                     (122,513)        833,474       (4,743,136)          174,107          32,004,404     28,140,360
Annuity contracts in payment
  period                                                                                                   111,185        117,161
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                    3,718,062       3,336,553      (19,840,914)           11,154          60,023,050     47,247,905
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    1,945,735        (923,671)      (3,461,677)       (4,680,894)         27,090,172     19,977,718
Annuity contracts in payment
  period                                                                                                    18,791         10,738
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    6,676,683       1,932,278      (19,594,570)       (1,782,766)         47,471,626     34,698,955
Annuity contracts in payment
  period                                                                                                    37,307         41,603
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      196,646               0                0        (1,236,864)          5,198,805      4,158,587
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      215,903          71,507          176,327        (1,140,228)          5,884,407      5,207,916
  UTILITY FUND II
Annuity contracts in
  accumulation                      846,109         719,822       (3,877,125)       (2,273,383)         24,581,727     20,018,964
Annuity contracts in payment
  period                                                                                                    79,346         57,532

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  $   715,082    $   (315,254)  $     (790,485)     $ (1,081,065)     $    8,143,844  $   6,672,122
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    5,552,005       5,472,492      (14,569,630)       (6,384,570)         48,764,135     38,834,432
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    3,404,618      (2,481,757)       2,051,803        (5,360,548)         51,420,003     49,034,119
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    5,108,829       8,454,761      (19,092,430)       (7,087,903)         52,333,245     39,716,502
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      911,774      (4,159,646)        (280,910)       (2,689,351)         16,911,658     10,693,525
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       65,518       5,794,838      (11,130,617)       (7,389,032)         56,791,976     44,132,683
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       51,642           4,235           31,426          (106,982)            982,952        963,273
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      454,952         (32,128)      (1,494,562)         (146,593)          5,386,624      4,168,293
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    3,680,454       3,848,860      (19,532,448)       (1,125,687)         39,024,034     25,895,213
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    2,460,575       3,537,469       (6,874,078)       (2,469,969)         26,585,922     23,239,919
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                      196,208        (298,975)         318,577          (336,152)          4,786,150      4,665,808
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    2,536,675       2,526,600      (11,055,117)         (420,241)         37,367,199     30,862,182
Annuity contracts in payment
  period                                                                                                    59,376        152,310
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    7,164,081      29,712,483      (53,948,278)      (10,055,809)        111,093,250     83,851,167
Annuity contracts in payment
  period                                                                                                    55,933        170,493
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (10,446)        (47,146)        (280,786)         (102,897)            887,346        446,071
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                       (6,908)        (81,522)         194,672           (58,644)            694,528        742,126
MFS-REGISTERED TRADEMARK- SERIES FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                      502,358         (31,340)          32,899          (242,180)            389,484        651,221
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                       12,536         856,613          657,739          (187,654)         15,447,502     16,786,736

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                  $   217,217    $  1,615,880   $   (3,836,268)     $  3,990,705      $    7,755,576  $   9,743,110
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                      771,428         (17,338)        (915,833)        3,532,125           2,916,182      6,286,564
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                      536,368         910,433       (2,806,005)         (296,327)         13,506,554     11,851,023
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                      270,160        (313,190)          86,918          (816,216)          4,251,662      3,479,334
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                    2,110,184         877,895       (4,281,270)        1,552,562          11,377,949     11,650,204
Annuity contracts in payment
  period                                                                                                    76,981         64,097
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                     (155,133)      4,356,428      (19,008,474)       (3,736,273)         51,452,372     32,913,152
Annuity contracts in payment
  period                                                                                                    12,377          8,145
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    1,327,501       5,442,757       (7,961,622)       (1,816,051)         22,406,513     19,399,098
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                      182,658        (453,827)        (167,850)         (189,041)          2,190,372      1,578,267
Annuity contracts in payment
  period                                                                                                    40,592         24,637
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    2,657,638       8,139,177      (11,448,982)        1,341,408          32,676,922     33,308,638
Annuity contracts in payment
  period                                                                                                    12,635         70,160
TOTAL VARIABLE ANNUITY
  ACCOUNT I                     $66,563,706    $ 83,433,133   $ (260,515,994)     $(72,614,513)     $1,108,440,636  $ 925,306,968

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Insurance Company of
America Variable Annuity Account I and the Board of
Directors and Shareholder of Aetna Insurance Company of
America:

We have audited the accompanying statement of assets and liabilities of the fifty-nine funds of Aetna Insurance Company of America Variable Annuity
Account I (the Account), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 14, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the fifty-nine funds of Aetna Insurance Company of America Variable Annuity Account I, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

                        ING INSURANCE COMPANY OF AMERICA

     (FORMERLY KNOWN AS AETNA INSURANCE COMPANY OF AMERICA, A WHOLLY OWNED
             SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)

                         INDEX TO FINANCIAL STATEMENTS

                                                                         Page
                                                                         ----

 Report of Independent Auditors........................................   F-2

 Financial Statements:

     Statements of Income for the Year ended December 31, 2001, One
        Month Ended December 31, 2000, the Eleven Months Ended
        November 30, 2000 and for the Year Ended December 31, 1999.....   F-4

     Balance Sheets as of December 31, 2001 and 2000...................   F-5

     Statements of Changes in Shareholder's Equity for the Year ended
        December 31, 2001, One Month Ended December 31, 2000, the
        Eleven Months Ended November 30, 2000 and for the Year Ended
        December 31, 1999..............................................   F-6

     Statements of Cash Flows for the Year ended December 31, 2001, One
        Month Ended December 31, 2000, the Eleven Months Ended
        November 30, 2000 and for the Year Ended December 31, 1999.....   F-7

     Notes to Financial Statements.....................................   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Insurance Company of America

We have audited the accompanying balance sheet of ING Insurance Company of America (formerly Aetna Insurance Company of America and hereafter referred to as the Company) as of December 31, 2001, and the related statements of income, changes in shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Insurance Company of America at December 31, 2001, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                         /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
ING Insurance Company of America:

We have audited the accompanying balance sheet of ING Insurance Company of America, formerly known as Aetna Insurance Company of America, as of December 31, 2000, and the related statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 2000, and the results of its operations and its cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the results of its operations and its cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Insurance Company of America's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                              /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                              STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year ended        ended          ended       Year ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenues:
  Charges assessed against
    policyholders                   $13.4           $1.2          $16.5           $15.5
  Net investment income               9.9            1.0           10.2            10.9
  Net realized capital gains
    (losses)                          0.9             --           (0.8)           (0.3)
  Other income                        1.2            0.2            1.3             1.5
                                    -----           ----          -----           -----
      Total revenue                  25.4            2.4           27.2            27.6
                                    -----           ----          -----           -----
Benefits and expenses:
  Current and future benefits         7.2            0.6            6.8             8.0
  Operating expenses:
    Salaries and related
      benefits                        0.2            0.2            1.1             2.4
    Other                             2.0            0.3            3.6             4.5
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                          4.8            0.4            5.3             4.6
  Amortization of goodwill            2.6             --             --              --
                                    -----           ----          -----           -----
      Total benefits and
        expenses                     16.8            1.5           16.8            19.5
                                    -----           ----          -----           -----
Income before income taxes            8.6            0.9           10.4             8.1
Income taxes                          3.7            0.3            2.6             2.7
                                    -----           ----          -----           -----
Net income                          $ 4.9           $0.6          $ 7.8           $ 5.4
                                    =====           ====          =====           =====

SEE NOTES TO FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                                 BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities, available for sale,
    at fair value
    (amortized cost: $120.2 and $125.8)      $  124.4         $  126.5
  Equity securities, at fair value:
    Nonredeemable preferred stock
      (amortized cost: $1.1)                       --              1.0
    Short-term investments                         --              0.4
  Securities pledged to creditors
    (amortized cost: $7.8 and $8.0)               7.8              8.1
Cash and cash equivalents                          --              9.1
Short-term investments under securities
  loan agreement                                  9.9              8.4
Deferred policy acquisition costs                 0.8               --
Value of business acquired                       46.5             58.7
Accrued investment income                         2.0              1.7
Premiums due and other receivables               19.4              4.7
Goodwill                                        101.8             98.9
Other assets                                      2.1              1.1
Separate Accounts assets                        821.3          1,007.8
                                             --------         --------
        Total assets                         $1,136.0         $1,326.4
                                             ========         ========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Policyholders' funds left with the
    Company                                  $   95.6         $  110.3
  Payables under securities loan
    agreement                                     9.9              8.4
  Cash overdrafts                                 0.6               --
  Other liabilities                               6.0              3.7
  Due to parent and affiliates                    3.5              3.8
  Income taxes:
    Current                                       1.5               --
    Deferred                                      7.4              7.8
    Separate Accounts liabilities               821.3          1,007.8
                                             --------         --------
        Total liabilities                       945.8          1,141.8
                                             --------         --------
  Shareholder's equity:
    Common capital stock, par value $100
      (35,000 shares authorized, 25,500
      issued and outstanding)                     2.5              2.5
    Paid-in capital                             180.9            181.3
    Accumulated other comprehensive
      income                                      1.3              0.2
    Retained earnings                             5.5              0.6
                                             --------         --------
        Total shareholder's equity              190.2            184.6
                                             --------         --------
          Total liabilities and
            shareholder's equity             $1,136.0         $1,326.4
                                             ========         ========

SEE NOTES TO FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year ended        ended          ended       Year ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period              $184.6          $183.5         $ 73.4          $70.8

Comprehensive income:
  Net income                          4.9             0.6            7.8            5.4
  Other comprehensive income,
    net of tax:
      Unrealized gains
      (losses) on securities
      ($1.7 million,
      $0.8 million,
      $2.0 million and
      ($4.3) million, pretax)         1.1             0.5            1.3           (2.8)
                                   ------          ------         ------          -----
Total comprehensive income            6.0             1.1            9.1            2.6
                                   ------          ------         ------          -----

Return of capital                    (0.4)             --             --             --

Adjustment for purchase
  accounting                           --              --          101.0             --

Common stock issued                    --              --            2.4             --

Dividends paid to parent               --              --           (2.4)            --
                                   ------          ------         ------          -----

Shareholder's equity, end of
  period                           $190.2          $184.6         $183.5          $73.4
                                   ======          ======         ======          =====

SEE NOTES TO FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
             (Formerly known as Aetna Insurance Company of America,
      a wholly owned subsidiary of ING Life Insurance and Annuity Company)

                            STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year ended          ended           ended        Year ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                          $  4.9            $ 0.6          $   7.8         $  5.4
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization of discount
    on debt securities                  --               --             (0.2)          (0.1)
  Net realized capital (gains)
    losses                            (0.9)              --              0.8            0.3
  Changes in assets and
    liabilities:
    (Increase) decrease in
      accrued investment
      income                          (0.4)             0.2              0.1            0.1
    Decrease in deferred
      policy acquisition costs
      and value of business
      acquired                         3.8              0.1              3.3            1.1
    Goodwill amortization, net
      of adjustments                   2.6               --               --             --
    Net change in amounts due
      to/from parent and
      affiliates                      (0.3)             0.9              2.4           (0.4)
    Net change in other assets
      and liabilities                  1.3             (0.1)             1.3          (10.1)
    Increase in income taxes           3.1               --              2.4            4.0
                                    ------            -----          -------         ------
Net cash provided by operating
  activities                          14.1              1.7             17.9            0.3
                                    ------            -----          -------         ------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
      for sale                        67.6               --            148.3           34.2
    Equity securities                   --               --               --            2.1
    Short-term investments             2.8               --              0.1             --
  Investment maturities and
    repayments of:
    Debt securites available
      for sale                        12.1              0.2              6.0           17.9
  Cost of investment purchases
    in:
    Debt securities available
      for sale                       (71.3)            (0.2)          (154.1)         (47.6)
    Short-term investments              --               --             (2.8)            --
                                    ------            -----          -------         ------
  Net cash provided by (used
    for) investing activities         11.2               --             (2.5)           6.6
                                    ------            -----          -------         ------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                          6.3              0.5              7.4           12.8
  Withdrawal of investment
    contracts                        (29.7)            (2.5)           (39.3)         (19.0)
  Return of Capital                   (0.4)              --               --             --
  Proceeds from issuance of
    common stock                        --               --              2.4             --
  Dividends paid to parent              --               --             (2.4)            --
  Other, net                         (11.2)            (0.2)             3.2            5.7
                                    ------            -----          -------         ------
Net cash used for financing
  activities                         (35.0)            (2.2)           (28.7)          (0.5)
                                    ------            -----          -------         ------
Net decrease in cash and cash
  equivalents                         (9.7)            (0.5)           (13.3)           6.4
Cash and cash equivalents,
  beginning of period                  9.1              9.6             22.9           16.5
                                    ------            -----          -------         ------
Cash and cash equivalents, end
  of period                         $ (0.6)           $ 9.1          $   9.6         $ 22.9
                                    ======            =====          =======         ======
Supplemental cash flow
  information:
Income taxes paid (received),
  net                               $  0.3            $ 0.3          $   0.2         $ (1.3)
                                    ======            =====          =======         ======

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Insurance Company of America ("IICA", or the "Company"), formerly known as Aetna Insurance Company of America ("AICA"), is a provider of financial services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly-owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"), whose ultimate parent is ING Groep N.V. ("ING").

    The Company has one operating segment and all revenue reported by the Company comes from external customers.

    BASIS OF PRESENTATION

    These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Statements of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $3.2 million and a net increase to liabilities of $1.1 million. Additionally, the Company established goodwill of $98.9 million. Goodwill was being amortized over a period of 40 years (refer to "Future Accounting Standard" within Note 1).

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company, after giving further consideration to certain exposures in the general marketplace, determined that a reduction of its investment portfolio carrying value was warranted; and

    The Company adjusted its reserves for policyholder funds left with the company in order to conform its accounting policies with those of ING.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $9.4 million, a net decrease to liabilities of $3.9 million, and a net increase to the Company's goodwill of $5.5 million.

    Unaudited pro forma consolidated net income for the period from the January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $5.5 million and $2.9 million, respectively. The pro forma adjustments, which do not affect revenues, primarily reflect goodwill amortization.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks subject to, among other things, principal and interest guarantees. Realized capital gains and losses on sales of, and unrealized capital gains and losses on, investments supporting these products are reflected in policyholder's funds left with the Company.

    Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods.

    Short-term investments, consisting of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors," which includes the following:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized  Fair
   December 31, 2001 (Millions)      Cost       Gains       Losses    Value
   ------------------------------------------------------------------------
   Total securities pledged to
     creditors                       $7.8        $ --        $ --     $7.8
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized  Fair
   December 31, 2000 (Millions)      Cost       Gains       Losses    Value
   ------------------------------------------------------------------------
   Debt securities                   $5.7        $0.1        $ --     $5.8
   Short-term investments             2.3          --          --      2.3
   ------------------------------------------------------------------------
   Total securities pledged to
     creditors                       $8.0        $0.1        $ --     $8.1
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    At December 31, 2001, securities pledged to creditors consisted entirely of debt securities.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years.

    The Company will adopt FAS 142, Accounting for Goodwill and Intangible Assets, for 2002 and will change its method of accounting for goodwill accordingly. Refer to "Future Accounting Standard" within Note 1 for related information regarding accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

   (Millions)
   --------------------------------------------------------
   Balance at December 31, 2000                        $58.7
   Adjustment of allocation of purchase price          (7.6)
   Additions                                            0.2
   Interest accrued at 7%                               3.3
   Amortization                                        (8.1)
   --------------------------------------------------------
   Balance at December 31, 2001                        $46.5
   --------------------------------------------------------
   --------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $8.0 million, $6.7 million, $6.6 million, $5.4 million and $3.9 million for the years 2002, 2003, 2004,

    2005, and 2006 respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    RESERVES

    Reserves for limited payment contracts (i.e., annuities with life contingent payout) are computed on the basis of assumed investment yield and mortality, including a margin for adverse deviation which is assumed to provide for expenses. The assumptions vary by plan, year of issue and policy duration.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.60% to 9.00% for 2001 and from 3.80% to 8.00% for 2000 and 1999), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected unaffiliated mutual funds.

    Separate Accounts assets are carried at fair value. At December 31, 2001 unrealized gains of $1.1 million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. The amounts in 2000 were immaterial.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 14.00% in 2001 and 3.80% to 14.00% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    TAXES

    The Company files a consolidated federal income tax return with its parent, ILIAC. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Debt securities available-for-sale at December 31, 2001 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   ---------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities       $ 13.5       $0.3        $ --      $ 13.8

   U.S. corporate securities:
       Public utilities                2.4        0.1          --         2.5
       Other corporate                83.0        2.6         0.1        85.5
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     85.4        2.7         0.1        88.0
   ---------------------------------------------------------------------------
   Mortgage-backed securities         13.9        0.6          --        14.5
   ---------------------------------------------------------------------------
   Other asset-backed securities      15.2        0.7          --        15.9
   ---------------------------------------------------------------------------
   Total debt securities,
     including debt Securities
     pledged to creditors            128.0        4.3         0.1       132.2
   ---------------------------------------------------------------------------
   Less: debt securities pledged
     to creditors                      7.8         --          --         7.8
   ---------------------------------------------------------------------------
   Debt securities                  $120.2       $4.3        $0.1      $124.4
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

    Debt securities available-for-sale at December 31, 2000 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   ---------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities       $ 14.4       $0.4        $ --      $ 14.8

   U.S. corporate securities:
       Public utilities                3.8         --         0.1         3.7
       Other corporate                71.0        1.2         1.5        70.7
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     74.8        1.2         1.6        74.4
   ---------------------------------------------------------------------------
   Foreign securities:
       Government                      1.0        0.1          --         1.1
   ---------------------------------------------------------------------------
     Total foreign securities          1.0        0.1          --         1.1
   ---------------------------------------------------------------------------
   Mortgage-backed securities         30.7        0.6         0.1        31.2
   ---------------------------------------------------------------------------
   Other asset-backed securities      10.6        0.2          --        10.8
   ---------------------------------------------------------------------------
   Total debt securities,
     including debt Securities
     pledged to creditors            131.5        2.5         1.7       132.3
   ---------------------------------------------------------------------------
   Less: debt securities pledged
     to creditors                      5.7        0.1          --         5.8
   ---------------------------------------------------------------------------
   Debt securities                  $125.8       $2.4        $1.7      $126.5
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

    As of December 31, 2001 and 2000, net unrealized appreciation (depreciation) of $4.2 million and $0.8 million, respectively, on available-for-sale debt securities pledged to creditors included $3.9 million and $(4.5) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                             Amortized   Fair
   (Millions)                                  Cost      Value
   ------------------------------------------------------------
   Due to mature:
     One year or less                         $  9.5    $  9.7
     After one year through five years          30.5      31.6
     After five years through ten years         39.8      40.6
     After ten years                            19.1      19.9
     Mortgage-backed securities                 13.9      14.5
     Other asset-backed securities              15.2      15.9
     Less: debt securities pledged to
       creditors                                 7.8       7.8
   ------------------------------------------------------------
     Debt securities                          $120.2    $124.4
   ------------------------------------------------------------
   ------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities carried at fair values of $5.8 million and $5.7 million, respectively, were on deposit as required by various state regulatory agencies.

    Investments in equity securities available for sale as of December 31, were as follows:

   (Millions)                                          2000
   ---------------------------------------------------------
   Cost                                                $ 1.1
   Gross unrealized losses                              (0.1)
   ---------------------------------------------------------
   Fair value                                          $ 1.0
   ---------------------------------------------------------
   ---------------------------------------------------------

    There were no investments in equity securities at December 31, 2001.

    The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of the Company's investment contract liabilities at December 31, 2001 and 2000 were as follows:

                                         2001              2000
                                   ----------------  ----------------
                                   Carrying   Fair   Carrying   Fair
   (Millions)                       Value    Value    Value    Value
   ------------------------------------------------------------------
   Investment contract
     liabilities:
     With a fixed maturity          $ 1.6    $ 1.7    $  1.0   $  1.1
     Without a fixed maturity       $94.0    $92.2    $109.3   $106.2
   ------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than hat determined to be payable.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    The Company did not have any transactions in off-balance-sheet or other financial instruments in 2001 or 2000.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                      $ 8.9            $0.8            $ 8.3           $ 9.4
   Nonredeemable preferred stock           --              --              0.1             0.1
   Cash equivalents                       0.5             0.1              0.9             0.7
   Short-term investments                  --              --              0.1              --
   Other                                  1.0             0.1              0.9             0.8
   ------------------------------------------------------------------------------------------------
   Gross investment income               10.4             1.0             10.3            11.0
   Less: investment expenses              0.5              --              0.1             0.1
   ------------------------------------------------------------------------------------------------
   Net investment income                $ 9.9            $1.0            $10.2           $10.9
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $7.3 million for the year-ended December 31, 2001, $0.7 million and $8.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $8.6 million for the year-ended December 31, 1999, respectively. Interest credited to contractholders is included in current and future benefits.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    Effective January 5, 2000 the Company changed its state of domicile from Connecticut to Florida. All dividends paid to ILIAC by the Company must be approved in advance by the Insurance Commissioner of the State of Florida. Prior to January 5, 2000 the Company was domiciled in the State of Connecticut.

    For the years-ended December 31, 2001 and 1999 the Company did not pay any dividends to ILIAC. For the year-ended December 31, 2000, the Company paid a dividend to ILIAC of $2.4 million relating to the Florida redomestication. In order to comply with Florida state law, the par value of the Company's common stock was changed from $2,000 per share to $100 per share at the time of redomestication. The Company also amended its articles of incorporation and authorized additional shares of capital stock, which were purchased by its parent. This transaction had no effect on the value of the Company's common capital stock or total shareholder's equity.

    The Insurance Departments of the State of Florida and the State of Connecticut recognize as net income and capital and surplus, those amounts determined in conformity with statutory accounting practices prescribed or permitted by the respective Departments, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $1.1 million, $5.7 million, and $(0.1) million for the years-ended December 31, 2001, 2000 and 1999, respectively. Statutory capital and surplus was $59.7 million and $57.3 million as of December 31, 2001 and 2000, respectively.

    The Company has entered into support agreements with ILIAC under which ILIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level. The Company received no capital contributions relating to these agreements in 2001, 2000, or 1999

    As of December 31, 2001, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ratified by the National Association of Insurance Commissioners and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was an increase of $1.2 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses (excluding those related to experience rated contractholders in 2001, 2000 and 1999) were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                    $67.6            $ --           $148.3           $34.2
   Gross gains                            0.9              --              0.2             0.2
   Gross losses                            --              --              1.0             0.5
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $1.3 million, $(1.1) million and $(1.1) million, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and losses and an offsetting amount was reflected in policyholders' funds left with the Company for the year-ended December 31, 2001, eleven months ended November 30, 2000 and year-ended December 31, 1999, respectively. The amounts for one month ended December 31, 2000 were immaterial. Net unamortized losses were $(1.1) million, $(1.9) million and $(1.0) million for the year ended December 31, 2001, eleven months ended November 30, 2000 and year-ended December 31, 1999, respectively. Net amortized losses for the one month ended December 31, 2000 were not significant.

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (loss) (i.e., unrealized capital gains and losses on securities including securities pledged to creditors), were as follows:

   (Millions)                           2001  2000  1999
   ------------------------------------------------------
   Debt securities                      $--   $0.3  $(0.3)
   Equity securities                    0.1    --      --
   Other                                1.6   2.5    (4.1)
   ------------------------------------------------------
     Subtotal                           1.7   2.8    (4.4)
   ------------------------------------------------------
   Increase in deferred income taxes
     (see Note 7)                       0.6   1.0    (1.6)
   ------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $1.1  $1.8  $(2.8)
   ------------------------------------------------------
   ------------------------------------------------------

    Net unrealized capital gains allocable to experienced rated contracts of $3.9 million and $0.5 million at December 31, 2001 and 2000, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders, at December 31:

   (Millions)                                2001  2000
   -----------------------------------------------------
   Net unrealized capital gains (losses):
     Debt securities                         $0.3  $ 0.3
     Equity securities                        --    (0.1)
     Other                                   1.7     0.1
   -----------------------------------------------------
                                             2.0     0.3
   -----------------------------------------------------
     Less: deferred federal income taxes
       (benefits) (see Note 7)               0.7     0.1
   -----------------------------------------------------
     Net accumulated other comprehensive
       income (loss)                         $1.3  $ 0.2
   -----------------------------------------------------
   -----------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) (excluding those related to experience-rated contractholders) on securities including securities pledged to creditors were as follows:

   (Millions)                           2001  2000   1999
   -------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the period (1)      $1.7  $ 1.2  $(2.9)
   Less: reclassification adjustment
     for gains and other items
     included in net income (2)         0.6    (0.6)  (0.1)
   -------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $1.1  $ 1.8  $(2.8)
   -------------------------------------------------------
   -------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the period were $2.6 million $1.8 million and $(4.5) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $0.9 million, $(1.0) million and $(0.2) million for 2001, 2000 and 1999, respectively.

7.  INCOME TAXES

    The Company files a consolidated federal income tax return with the ILIAC consolidated group. The Company has a tax allocation agreement with ILIAC whereby the Company is charged by its parent for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory rate.

    Income taxes consist of:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
       Federal                          $1.6             $(0.4)          $ 0.6           $(0.3)
       Net realized capital gains
         (losses)                        0.2                --            (0.4)           (0.4)
   ------------------------------------------------------------------------------------------------
     Total current taxes
       (benefits)                        1.8              (0.4)            0.2            (0.7)
   ------------------------------------------------------------------------------------------------
   Deferred taxes:
       Federal                           1.8               0.7             2.3             3.1
       Net realized capital gains        0.1                --             0.1             0.3
   ------------------------------------------------------------------------------------------------
     Total deferred taxes                1.9               0.7             2.4             3.4
   ------------------------------------------------------------------------------------------------
   Total                                $3.7             $ 0.3           $ 2.6           $ 2.7
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income before income taxes           $ 8.6            $0.9            $10.4           $ 8.1
   Tax rate                                35%             35%              35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate            3.0             0.3              3.7             2.8
   Tax effect of:
     Excludable dividends                (0.2)             --             (1.0)           (0.1)
     Goodwill amortization                0.9              --               --              --
     Other, net                            --              --             (0.1)             --
   ------------------------------------------------------------------------------------------------
       Income taxes                     $ 3.7            $0.3            $ 2.6           $ 2.7
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                2001   2000
   ------------------------------------------------------
   Deferred tax assets:
     Policyholders' funds left with the
       Company                               $ 7.1  $ 9.6
     Deferred policy acquisition costs         2.5    3.3
     Unrealized gains allocable to
       experience-rated contracts              1.4    0.2
     Guaranty fund assessments                 0.1    0.1
     Other                                      --     --
   ------------------------------------------------------
   Total gross assets                         11.1   13.2
   ------------------------------------------------------
   Deferred tax liabilities:
     Value of business acquired               16.3   20.6
     Net unrealized capital gains              2.1    0.3
     Other                                     0.1    0.1
   ------------------------------------------------------
   Total gross liabilities                    18.5   21.0
   ------------------------------------------------------
   Net deferred tax liability                $ 7.4  $ 7.8
   ------------------------------------------------------
   ------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

8.  BENEFIT PLANS

    The Company utilizes the employees of ING and its affiliates, primarily ILIAC. The benefit plan charges allocated to the Company were not significant for each of the years-ended December 31, 2001, 2000 and 1999.

    As of December 31, 2001, the qualified defined benefit pension plan offered by ILIAC ("Transition Pension Plan") to its employees was merged into the ING Americas Retirement Plan. Accordingly, ILIAC transferred the net plan assets of the Transition Pension Plan to ING North America Insurance Corporation, the new plan sponsor, and recorded this transfer as a reduction of paid-in capital.

9.  RELATED PARTY TRANSACTIONS

    Substantially all of the administrative and support functions of the Company have been and, as of December 31, 2001, still are provided by former Aetna and its affiliates. These administrative and support functions are expected to be substantially moved to ING affiliates during 2002, in conjunction with the purchase of Aetna Inc. by ING AIH. The financial statements of the Company reflect allocated charges, at cost, for these functions based upon measures appropriate for the type and nature of function performed. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $1.1 million and $4.3 million for the years-ended December 31, 2001 and 2000, respectively. The Company capitalized $1.5 million as deferred policy acquisition costs in 2000. The amount capitalized in 2001 was immaterial.

    The Company is compensated by the Separate Accounts for bearing mortality and expense risks and administrative expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranged from 1.00 % to 1.40% for 2001 and from 1.00% to 1.40% and 1.25% to 1.40% for 2000 and 1999 respectively, of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $11.2 million, $14.8 million and $13.5 million for the years-ended December 31, 2001, 2000 and 1999, respectively.

    IICA maintains a loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, IICA can borrow up to 0.5% of its statutory admitted assets as of the prior December 31 from ING AIH. Interest on any IICA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, IICA incurred an immaterial amount of interest expense for the year-ended December 31, 2001. At December 31, 2001, IICA did not have any outstanding borrowings from ING AIH under this agreement.

    The Company received no capital contributions in 2001, 2000 and 1999.

    Aeltus Investment Management, Inc. ("Aeltus"), an affiliate of the Company, acted as adviser for the Company's general account assets through March 31, 2001. The Company paid Aeltus an annual fee of 0.6% of the average daily net assets under management. The amount of such fees amounted $0.1 million for each of the years-ended December 31, 2000 and 1999. Effective April 1, 2001, this advisory responsibility was transitioned to ING Investment Management, LLC ("IIM"). In 2001, IIM was paid 0.5% of average daily net assets under management. The total amount of general account asset advisory fees paid for the year-ended December 31, 2001 was $0.3 million.

10. COMMITMENTS AND CONTINGENT LIABILITIES

    COMMITMENTS

    At December 31, 2001 and 2000, the Company had no commitments or contingent liabilities.

    LITIGATION

    The Company is not currently involved in any material litigation.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First  Second  Third  Fourth
   ------------------------------------------------------------
   Total Revenue                   $6.7    $6.8   $5.5    $6.4
   ------------------------------------------------------------
   Income before income taxes      $1.5    $2.2   $0.7    $4.2
   Income Taxes                     0.8     0.9    0.1     1.9
   ------------------------------------------------------------
   Net income                      $0.7    $1.3   $0.6    $2.3
   ------------------------------------------------------------
   ------------------------------------------------------------

   2000 (Millions)                 First  Second  Third  Fourth (1)
   ----------------------------------------------------------------
   Total Revenue                   $7.1    $7.0   $8.1      $7.4
   ----------------------------------------------------------------
   Income before income taxes      $2.4    $2.4   $3.6      $2.9
   Income Taxes                     0.8     0.8    0.8       0.5
   ----------------------------------------------------------------
   Net Income                      $1.6    $1.6   $2.8      $2.4
   ----------------------------------------------------------------
   ----------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre acquisition period of the two months ended November 30, 2000 and the post acquisition period of the one month ended December 31, 2000.

Form No 87131-02                                                   IICA May 2002